                                                  SEMI-ANNUAL REPORT
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                         HOTCHKIS AND WILEY FUNDS LOGO
                           725 SOUTH FIGUEROA STREET
                                   SUITE 4000
                       LOS ANGELES, CALIFORNIA 90017-5400
                                  800-236-4479

                               INVESTMENT ADVISOR
                               Hotchkis and Wiley
                           725 South Figueroa Street
                                   Suite 4000
                       Los Angeles, California 90017-5400

                                 LEGAL COUNSEL
                           Gardner, Carton & Douglas
                             321 North Clark Street
                            Chicago, Illinois 60610

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                           100 East Wisconsin Avenue
                              Milwaukee, WI 53202

                                  DISTRIBUTOR
                       Princeton Funds Distributor, Inc.
                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536

                        ADMINISTRATOR AND TRANSFER AGENT
                       Firstar Mutual Fund Services, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202

                                   CUSTODIAN
                          Firstar Bank Milwaukee, N.A.
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202
                            DECEMBER 31, 1998

                                  [TORCH LOGO]

                        [HOTCHKIS AND WILEY FUNDS LOGO]

                            EQUITY INCOME FUND
      -------------------------------------------------------------
                               MID-CAP FUND
      -------------------------------------------------------------
                              SMALL CAP FUND
      -------------------------------------------------------------
                            INTERNATIONAL FUND
      -------------------------------------------------------------
                            GLOBAL EQUITY FUND
      -------------------------------------------------------------
                              BALANCED FUND
      -------------------------------------------------------------
                          TOTAL RETURN BOND FUND
      -------------------------------------------------------------
                            LOW DURATION FUND
      -------------------------------------------------------------
                        SHORT-TERM INVESTMENT FUND

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     THIS MATERIAL MUST BE PRECEDED
    OR ACCOMPANIED BY A PROSPECTUS.               HOTCHKIS AND WILEY:
                                                   INVESTMENT ADVISOR

                        [HOTCHKIS AND WILEY FUNDS LOGO]

EQUITY INCOME FUND
Seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests primarily in domestic equity securities.

MID-CAP FUND
Seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests primarily in stocks of domestic companies with market capitalizations between $750 million and $5 billion.

SMALL CAP FUND
Seeks capital appreciation. The Fund invests primarily in stocks of domestic companies with market capitalizations of $1 billion or less.

INTERNATIONAL FUND
Seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests in international equity securities.

GLOBAL EQUITY FUND
Seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests in domestic and international equity securities.

BALANCED FUND
Seeks to preserve capital while producing a high total return. It is expected that the Fund's assets will be allocated among equity securities, fixed-income securities and money market obligations.

TOTAL RETURN BOND FUND
Seeks to maximize long-term total return. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of two to eight years.

LOW DURATION FUND
Seeks to maximize total return, consistent with preservation of capital. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of one to three years.

SHORT-TERM
INVESTMENT FUND
Seeks to maximize total return, consistent with preservation of capital. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of up to one year.

--------------------------------------------------------------------------------

                        [HOTCHKIS AND WILEY FUNDS LOGO]

DEAR SHAREHOLDERS:

We are pleased to present to you the semi-annual report of Hotchkis and Wiley Funds for the six months ended December 31, 1998. Investment commentary on the Funds and their strategies follows.

EQUITY INCOME FUND
The last six months of 1998 were a time of great volatility and dramatic events in the marketplace. July began strongly for a narrow group of the largest growth companies. Underneath this narrow group, the erosion of stock prices, which began in April, continued with value underperforming dramatically.

On July 17, the whole U.S. market began collapsing, culminating in a selling crescendo in the last three trading days in August. During the sell-off, a pronounced shift in investor preference began to emerge, as investors refocused on underlying valuation support and were drawn to truly over-sold opportunities within the market. From August 26 through October 8, the more value-oriented stocks performed well relative to the stocks in the S&P 500 Index. The Equity Income Fund held up well during this period. From August 16 through October 8, the Equity Income Fund generated a -3.5% return while the S&P 500 Index returned -11.1% and the Russell 1000 Value Index returned -8.1%. However, during the last full six months of 1998, the Fund lagged these indexes, returning -2.6% versus 9.3% for the S&P 500 and 3.1% for the Russell 1000 Value.

The correction ended in early October when the Federal Reserve ignited the market with three interest rate cuts in quick succession. Investors crowded into a handful of the largest, most liquid names. The S&P 500 Index produced sensational returns, but in a relatively narrow group of large-cap stocks. The wide disparity in performance between growth and value stocks continued, as did that between mega-cap stocks and all the others -- large-, mid-, and small- cap.

Returns in the Equity Income Fund came predominantly from telephone companies, as the dynamics of new strategic initiatives became apparent, and electric companies. Also contributing to returns were paper companies, with continuing consolidation; Fannie Mae, which benefited from a refinancing boom driven by falling rates; and Philip Morris, which moved steadily upward on the multi-state tobacco litigation settlement. The Fund's returns were hampered by holdings in the energy sector, which suffered from historically low oil prices. Returns also suffered from lack of exposure to technology and drug companies, which were among the best performing sectors and continued to trade at what we believed were excessive valuation levels.

The difference in prices between value and growth stocks has become exaggerated. The divergence has been with us for over three years and has widened to record levels. Our research supports the current value orientation of the Equity Income Fund, and we intend to stick to our disciplines of focusing on financially strong companies with above-average current yield and below-average price-to-earnings ratios.

TOTAL RETURNS FOR PERIODS ENDED 12/31/98*

                           Equity Inc. Fund   S&P 500 Index
-----------------------------------------------------------
Six Months                      -2.6%              9.3%
One Year                         4.3%             28.8%
Five Years                      15.8%             24.2%
Ten Years                       14.1%             19.2%
Since Inception (6/24/87)       12.3%             15.9%

* Average annual total return for the periods greater than one year. Past performance is no guarantee of future performance.

MID-CAP FUND
The world economy grew at a less than expected 2% in 1998, the slowest rate since 1991 and less than half the growth rate of 1997. The economic meltdown led by depressions in Asia caused a flight to quality in financial markets that was exacerbated by illiquid hedge funds. This proved to be a difficult environment for the Mid-Cap Fund. Our value orientation pointed us to cyclical stocks that were hardest hit by the economic problems and to smaller capitalization issues that traded lower because of financial and market liquidity concerns.

One of the few areas of strength was U.S. consumer demand. The American consumer benefited from strong real wage growth and low interest rates. As a result, demand for high-end goods was abnormally strong for this late in an economic expansion. Weak raw material pricing was in sharp contrast to the strong consumer demand. Raw material capacity, planned during the early 1990's, was expected to be absorbed by a strong world economy. This capacity instead came on during a weak world economy, and pricing has followed utilization rates lower. Stock prices reflected these trends. For example, at December 31, Best Buy, a consumer electronics retailer and S&P Midcap 400 Index member, was trading at nine times book value and at all-time high multiples of sales, earnings and cash flow. Additionally, the Fund's oil positions were trading at or below company net asset values with relative multiples at historic lows. The Mid-Cap Fund is anticipating a return to a more normal relationship between consumer demand and raw material pricing by increasing its weighting in raw materials suppliers and decreasing its exposure to consumer product companies.

The Fund should benefit from any reversion to more normal market liquidity and returns. While the S&P 500 Index gained over 26% last year, the average stock on the New York Stock Exchange was down 6%. This flight to quality, which has plagued smaller capitalization stocks for the last few years, is an opportunity for the Mid-Cap Fund to invest in cheap stocks. These stocks should appreciate over the long term as either investors seek out value or larger companies use their relatively more expensive stock as currency to acquire these smaller companies.

TOTAL RETURNS FOR PERIODS ENDED 12/31/98*

                         Mid-Cap Fund   Russell Midcap Index
------------------------------------------------------------
Six Months                  -11.8%              0.9%
One Year                    -10.3%             10.1%
Since Inception (1/2/97)      9.0%             19.2%

* Average annual total return for the period greater than one year. Past performance is no guarantee of future performance.

SMALL CAP FUND
The latter half of 1998 proved to be a difficult and volatile time for the equity markets. During the third quarter, the continuing turmoil in world financial markets and announcements of hedge fund losses by U.S. banks drove market volatility to near record levels. This volatility created instability in both the equity and credit markets, which sparked a flight to liquidity not seen since the last U.S. recession in the early 1990s. This also caused valuation spreads between small cap and large cap stocks, as represented by the Russell 2000 Index and the S&P 500 Index, to approach record levels. By year-end, premiums being paid for stocks were at historically high levels with the stocks in the S&P 500 Index trading at 24.8x fiscal year 1998 earnings and those in the Russell 2000 Index trading at 19.5x fiscal year 1998 earnings.

Significant academic studies such as those conducted by Professors Fama and French in 1992 have noted two basic characteristics that are associated with long-term outperformance in the U.S. equity market: market capitalization and valuation. According to the studies, smaller companies have outperformed larger companies over long time periods, and lower price-to-book value or price-to-earnings companies have done well over time. (Of course, past performance is no guarantee of future performance.)

The Hotchkis and Wiley small cap management style focuses on these two characteristics as we invest in smaller-than-average market cap companies with lower-than-average valuation characteristics. As of December 31, 1998, the median market cap of the stocks in the Hotchkis and Wiley Small Cap Fund was 46% lower than that of the Russell 2000 Index. The fiscal year price-to-earnings ratio and price-to-book value ratio of the stocks in the Small Cap Fund were 12% and 14% lower than the Index, respectively.

By adhering to our investment discipline, we have underperformed the Russell 2000 Index for the six months and the year ended December 31, 1998. Unfortunately, our concentration in smaller stocks has penalized us in this liquidity driven market where investors are focusing more on earnings than they are on earnings per share.

Notwithstanding the recent environment, we believe that investors will re-focus on valuation over the long run and that the valuation discrepancy between small cap and large cap stocks will return to more normal levels.

TOTAL RETURNS FOR PERIODS ENDED 12/31/98*

                         Small Cap Fund   Russell 2000 Index
------------------------------------------------------------
Six Months                   -20.5%             -7.1%
One Year                     -15.6%             -2.6%
Five Years                    10.0%             11.9%
Ten Years                     12.9%             12.9%
Since Inception (9/20/85)     12.0%             12.3%

* Average annual total return for the periods greater than one year. Past performance is no guarantee of future performance.

INTERNATIONAL FUND
The International Fund's return of -5.7% lagged the MSCI EAFE Index return of +3.66% in the second half of 1998. This six-month period could be divided into two distinct periods -- the third quarter and the fourth quarter. The third quarter saw the Asian economic crisis spread to all the emerging markets. The contagion effect made investors spurn the shares of economically cyclical industries. This bout of stock market weakness brought the International Fund a rare opportunity to add some cheaply priced stocks to the portfolio. We were able add stocks like Total of France, one of the world's most profitable energy companies; Lloyds TSB, a British retail bank that generates a return on equity far ahead of its peers; and Philips Electronics, a Dutch giant with world class franchises in lighting, semiconductors, and medical equipment. The weak market environment also brought some highly defensive (less cyclical) stocks into our buying range. These included Veba, a German utility with an undervalued mobile phone business; Telefonica of Spain; Telecom Italia; and BIC, a French manufacturer of ballpoint pens and disposable lighters and razors. Adding to the woes of investors, the Russian devaluation sparked a round of trading losses and provisioning in the banking sector. Credit concerns prompted a massive flight to quality, further draining capital from the corporate securities markets.

The fourth quarter saw a complete reversal in the world markets. Central bankers in the U.S., Europe, the U.K., China and Hong Kong all eased monetary policies with an eye to avoiding a recession and counteracting the credit contraction. This created a veritable flood of money in the world financial system. As capacity investments waned, there were limited avenues for this new cash, namely stock markets, bonds, bank deposits and financial restructurings. The EAFE Index was up 20.8% in this quarter. This wall of money flowed into the large cap, liquid stocks, leaving the rest of the market far behind. The U.K. was the most striking, where the ten largest stocks captured virtually all the performance for the calendar year.

The most significant drag on the International Fund's performance in the six months ended December 31, 1998 came from stock selection in the ebullient 11 EMU markets, especially in France and Germany, as well as in the U.K. and Japan. The U.K. again proved problematic with its penchant for telecommunications and pharmaceutical stocks. In Japan, the International Fund had an average weight of 11% vs. 21% for the EAFE Index, which was deleterious given that the yen appreciated by 21% vs. the U.S. dollar in the final quarter. Looking forward, U.K. stocks remain the most attractive to us and were the

International Fund's single largest country weighting at December 31.

The very largest companies, the mega caps, have been the dominant drivers of global equity performance. However, stock prices can spiral upward only to the point where earnings are set to go in the opposite direction. At that point, the gap in valuation between the low price-to-book value, high earnings yield stocks and the mega cap growth stocks should close.

TOTAL RETURNS FOR PERIODS ENDED 12/31/98*

                        International Fund   MSCI EAFE Index
------------------------------------------------------------
Six Months                    -5.7%                3.7%
One Year                       6.4%               20.3%
Five Years                     9.1%                9.5%
Since Inception (12/1/90)     12.5%               10.6%

* Average annual total return for the periods greater than one year. Past performance is no guarantee of future performance.

GLOBAL EQUITY FUND
The Global Equity Fund continued to lag the MSCI World Index during the six months ended December 31, 1998. Central bankers in the G-7 ex-Japan made a concerted effort to loosen monetary policy to thwart a potential credit contraction and recession. This created a veritable flood of money in the world financial system. As capacity investments waned, there were limited avenues for this new cash, namely stock markets, bonds, bank deposits and financial restructurings. This liquidity boost and the specter of recession explained why the valuation gap became so extreme between companies that exhibited earnings visibility and those considered more economically cyclical.

The most significant drag on the Global Equity Fund's performance during the six months ended December 31, 1998 came from stock selection in the U.S. and Japan. Returns in the U.S. were hampered by our holdings in the energy sectors, which suffered from historically low oil prices, and lack of exposure to the richly valued technology and pharmaceutical stocks. While energy and other commodity-related stocks performed poorly, the U.S. portion of the Global Equity Fund did achieve some successes in telecommunications with its holdings in Alltel and AT&T as well as in retailers such as the Limited. Alltel has transformed itself from a sleepy rural telephone company to a significant regional wireless competitor, while AT&T has also progressed via its acquisition of IBM's data network. In Japan, the Global Equity Fund did not have any exposure to the incipient recovery in the larger banks and real estate stocks, which rebounded from previously distressed levels.

In the second half of 1998, winning stocks benefited from the perception that they were insulated from an economic slowdown. Generally, these stocks were in the consumer, technology, utility and selected finance-related areas. Furthermore, the best performers had much larger than average market capitalizations. In fact, the very largest companies, the mega-caps, were the dominant drivers of global equity performance. However, equity prices can spiral upward only to the point where earnings are set to go in the opposite direction. At that point, the gap in valuation between the low price-to-book value, high earnings yield stocks and the mega-cap growth stocks should close.

The Global Equity Fund's strict earnings yield and dividend yield thresholds have made it impossible for us to follow the crowds and pay the sky-high valuation multiples associated with the global equity market leaders. Alternatively, we are scouring our weekly screens for the greatest valuation anomalies where the markets are not recognizing a company's asset value and/or earnings growth potential. U.K. and U.S. stocks remain the most attractive, in general, from our perspective and constitute the Global Equity Fund's two largest country weightings.

TOTAL RETURNS FOR PERIODS ENDED 12/31/98*

                        Global Equity Fund   MSCI World Index
-------------------------------------------------------------
Six Months                    -4.8%                6.8%
One Year                       6.7%               24.8%
Since Inception (1/2/97)       7.3%               20.4%

* Average annual total return for the period greater than one year. Past performance is no guarantee of future performance.

BALANCED FUND
           ---------------------------------------------------------
 ASSET ALLOCATION SUMMARY

                                    Average
Asset                   Current    8/13/85 -    Low Equity   High Equity
Category                12/31/98    12/31/98     10/16/87      8/11/89
------------------------------------------------------------------------
Equities                  42%         46%          27%           59%
Fixed-Income              58%         54%          73%           41%

Asset allocation made a contribution to returns during the second half of 1998. The Balanced Fund increased equity holdings from a low of 39% of total assets in July to 47% in November, a period when lower stock prices provided investment opportunities in value-oriented equities. The comparatively high fixed-income allocation helped to protect the Fund's asset values in the August 26 through October 8 market decline and provided a steady stream of realized income throughout the year.

At year-end, the equity portfolio was broadly diversified, with a total of 82 companies invested in 39 industry categories. Utility sector holdings, representing 20% of the equity portfolio, made the most positive impact on performance. Finance-related investments (18%) and consumer durables (12%) also made significant contributions during the year. Basic industry, capital goods and energy stocks were added to the equity portfolio, based on their fundamental valuation characteristics.

Fixed-income investments were concentrated in intermediate maturity securities, and overall portfolio duration at December 31 was 3.7 years. This strategy will benefit from a continued Federal Reserve vigilance in maintaining a relatively low inflation and interest rate policy. At December 31, U.S. Government securities and AAA issues represent 67% of the fixed-income portfolio, with the remaining 33% allocated to securities with investment-grade credit ratings ranging from AA to BBB. A decreased weighting of mortgage-backed and corporate securities helped performance as concerns over credit quality and liquidity reduced prices in these sectors.

TOTAL RETURNS FOR PERIODS ENDED 12/31/98*

                                             50/50 S&P 500
                                            Lehman Brothers
                           Balanced Fund   Govt./Corp. Index
------------------------------------------------------------
Six Months                      0.1%              7.6%
One Year                        5.2%             18.9%
Five Years                     11.5%             15.3%
Ten Years                      11.6%             14.0%
Since Inception 8/13/85        11.9%               N/A

* Average annual total return for the periods greater than one year. Past performance is no guarantee of the future performance.

SHORT-TERM
INVESTMENT FUND
LOW DURATION FUND
TOTAL RETURN BOND FUND
There probably never has been a three-month period quite like the third quarter of 1998 and most fixed-income investors hope there won't be another. The "contagion" which started in Thailand at the end of 1997 continued to spread and roil financial markets around the world. Despite these difficulties, the U.S. economy seemed destined to roll along as though unaffected by the troubles experienced by other countries. As the third quarter progressed, however, some signs of weakness began to appear. The housing market, which had been a powerful driver of growth, slowed in the final two months of the quarter. Manufacturing continued to show weakness, with the National Purchasing Manager's Index contracting.

The rosy picture in the U.S. masked the damage being done internationally by a global deflationary spiral. The payback was swift and destructive, kicked off by Russia defaulting on domestic debt at the beginning of the third quarter. Panic quickly gripped a marketplace that had become complacent. Debt and equity markets around the world fell dramatically, with emerging markets bearing the brunt of the problems. These wild swings led to a contraction of global liquidity that proved even more destructive. Long Term Capital Management, one of the world's largest, highest profile and most leveraged hedge funds, collapsed, provoking unprecedented intervention by the Federal Reserve. Suddenly, only U.S. treasuries were liquid enough for market participants and all other securities were shunned.

The fourth quarter of 1998 started as a continuation and deepening of the difficulties which had appeared over the previous few months. Hedge funds and dealer firms kept dumping bonds into the already thin markets, exacerbating the stunning collapse in market liquidity. Into this quagmire stepped the Federal Reserve, hoping to provide liquidity and save the day. First, the Federal Open Market Committee lowered interest rates three times beginning at the end of September. Second, and perhaps more important, Chairman Greenspan ascribed the change in monetary policy to concerns over market liquidity rather than economic growth. This was an unprecedented admission and gave some confidence back to market participants.

Spread product, particularly asset-backed securities, suffered throughout October but began to regain some ground later in the quarter. While the peak of the crisis occurred in October, the market continued to value liquidity above all else, meaning the recovery was primarily seen in a narrow group of securities. Only the large "benchmark" names in the corporate market and the most liquid parts of the mortgage-backed market saw noticeable gains in the last two months of 1998.

Throughout it all, the U.S. economy chugged along impressively, growing at a 3.7% rate in the third quarter and accelerating to an estimated 4.5% rate in the fourth quarter. The drop in the equity markets proved short-lived, and the housing market never skipped a beat, sustaining the "wealth effect" driving U.S. growth.

The heavy weighting in spread product hurt the Fixed-Income Funds during the second half of the year as liquidity vigilantes pushed spreads dramatically wider during the third and early fourth quarters. Duration had a positive impact as interest rates were lower on the year. Our long position in duration hurt in the fourth quarter as rates rose modestly. We did take advantage of the historic cheapness of mortgage-backed and corporate securities to add in selected names which had a positive impact on the portfolios, particularly in December.

TOTAL RETURNS FOR PERIODS ENDED 12/31/98*

                            Total Return   Lehman Aggregate
                             Bond Fund           Index
------------------------------------------------------------
Six Months                      4.2%             4.6%
One Year                        8.8%             8.7%
Since Inception (12/6/94)      11.0%             9.8%

                         Low Duration   Merrill Lynch 1-3 Yr.
                             Fund            Treas. Index
--------------------------------------------------------------
Six Months                   2.3%                3.9%
One Year                     5.6%                7.0%
Five Year                    7.5%                6.0%
Since Inception (5/18/93)    7.9%                5.8%

                          Short-Term
                          Investment   Merrill Lynch 6 Month
                             Fund           Treas. Index
-------------------------------------------------------------
Six Months                   2.5%               2.7%
One Year                     5.8%               5.6%
Five Years                   6.1%               5.4%
Since Inception (5/18/93)    6.3%               5.1%

* Average annual total return for the periods greater than one year. Past performance is no guarantee of future performance.
As always, we appreciate the trust you place in us. We thank you for your continued support and look forward to reporting to you again in six months.

Sincerely,

Nancy D. Celick sig
Nancy D. Celick
President
HOTCHKIS AND WILEY FUNDS

The opinions expressed above are as of December 31, 1998. The Funds are actively managed and may not continue to hold any specific securities mentioned.

Total returns and average annual total returns for the Funds are net of all charges and fees and assume reinvestment of capital gains distributions and shareholder dividends at net asset value. The investment advisor has agreed to pay annual operating expenses of the Funds above certain limits as set forth in the current prospectus. Were the investment advisor not to pay such expenses, net returns of some of the Funds would be lower. Investment return and principal will vary so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future performance.

The cited market indexes are unmanaged. It is not possible to invest directly in an index. (Index descriptions appear on the next page.)

--------------------------------------------------------------------------------
MARKET INDEXES

The indexes described below are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs and advisory fees associated with an investment in the Funds. The securities that comprise these indexes may differ substantially from the securities in the Funds' portfolios. Each index named is not the only index which may be used to characterize performance of a specific Fund and other indexes may portray different comparative performance.

LEHMAN BROTHERS AGGREGATE INDEX is a weighted index comprised of the Government/Corporate Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. The index includes fixed-rate debt issues rated investment grade or higher. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. Government issues and $50 million for all others.

LEHMAN BROTHERS GOVERNMENT/CORPORATE INDEX is a weighted index comprised of publicly-traded intermediate and long-term government and corporate debt with an average maturity of 11 years.

MERRILL LYNCH 1-3 YEAR U.S. TREASURY BILL INDEX is an index of Treasury securities with maturities ranging from one to three years.

MERRILL LYNCH 6 MONTH U.S. TREASURY BILL INDEX is an index of Treasury securities with maturities of six months.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE (EUROPE, AUSTRALIA, FAR EAST) INDEX includes the equity securities of companies, within various industries, whose primary trading markets are located outside the U.S. These securities are among the larger capitalization companies in these markets. The countries currently included in the MSCI EAFE Index are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the U.K.

MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX is an arithmetic, market value-weighted average of the performance of over 1,500 securities listed on the stock exchanges of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, The Netherlands, New Zealand, Norway, Portugal, Singapore, South Africa, Spain, Sweden, Switzerland, the U.K. and the U.S.

RUSSELL 1000 VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book value ratios and lower forecasted growth values. (The Russell 1000 Index, measures the performance of the 1,000 largest companies in the Russell 3000 Index, which is comprised of the 3,000 largest U.S.-domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the U.S. publicly-traded equity market.)

RUSSELL 2000 INDEX is a stock market index comprised of the 2,000 smallest U.S. domiciled publicly-traded common stocks that are included in the Russell 3000 Index. These common stocks represent approximately 11% of the U.S. equity market. The Russell 3000 Index is comprised of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the U.S. publicly-traded equity market.

RUSSELL MIDCAP INDEX measures the performance of the 800 smallest securities in the Russell 1000 Index, which represent approximately 35% of the total market capitalization of the Russell 1000 Index.

STANDARD & POOR'S MIDCAP 400 INDEX, an unmanaged index, is comprised of 400 domestic stocks chosen for market size, liquidity, and industry group representation.

STANDARD & POOR'S 500 INDEX is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.

THE 50/50 STANDARD & POOR'S 500 INDEX/LEHMAN BROTHERS GOVERNMENT/CORPORATE INTERMEDIATE INDEX is an equal weighting of the Standard & Poor's 500 Index and the Lehman Brothers Government/ Corporate Intermediate Index, an unmanaged, weighted index comprised of publicly traded intermediate and long-term government and corporate debt with an average maturity of 11 years.

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS:

  EQUITY INCOME FUND.....................................     1

  MID-CAP FUND...........................................     4

  SMALL CAP FUND.........................................     7

  INTERNATIONAL FUND.....................................     9

  GLOBAL EQUITY FUND.....................................    13

  BALANCED FUND..........................................    17

  TOTAL RETURN BOND FUND.................................    22

  LOW DURATION FUND......................................    26

  SHORT-TERM INVESTMENT FUND.............................    31

STATEMENT OF ASSETS AND LIABILITIES......................    36

STATEMENT OF OPERATIONS..................................    38

STATEMENT OF CHANGES IN NET ASSETS.......................    40

NOTES TO FINANCIAL STATEMENTS............................    44

FINANCIAL HIGHLIGHTS.....................................    50

                                  [TORCH LOGO]

                        [HOTCHKIS AND WILEY FUNDS LOGO]

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
EQUITY INCOME FUND

COMMON STOCKS -- 102.4%             Shares       Value
----------------------------------------------------------
AEROSPACE -- 5.3%
 ..........................................................
Lockheed Martin Corporation          33,000   $  2,796,750
 ..........................................................
Northrop Grumman Corporation         54,000      3,948,750
 ..........................................................
Rockwell International
  Corporation                        32,721      1,589,014
 ...............................................-----------
                                                 8,334,514
----------------------------------------------------------
APPAREL & TEXTILES -- 0.8%
 ..........................................................
Russell Corporation                  59,300      1,204,531
----------------------------------------------------------
AUTO PARTS -- 2.2%
 ..........................................................
Dana Corporation                     64,300      2,628,263
 ..........................................................
TRW Inc.                             15,200        854,050
 ...............................................-----------
                                                 3,482,313
----------------------------------------------------------
AUTOS & TRUCKS -- 7.0%
 ..........................................................
Ford Motor Company                   89,200      5,234,925
 ..........................................................
General Motors Corporation           82,000      5,868,125
 ...............................................-----------
                                                11,103,050
----------------------------------------------------------
BANKS -- 8.0%
 ..........................................................
Bank One Corporation                 84,000      4,289,250
 ..........................................................
First Union Corporation              23,800      1,447,338
 ..........................................................
Fleet Financial Group, Inc.          57,000      2,547,188
 ..........................................................
KeyCorp                              65,000      2,080,000
 ..........................................................
Washington Mutual, Inc.              61,000      2,329,438
 ...............................................-----------
                                                12,693,214
----------------------------------------------------------
BEVERAGES -- 0.7%
 ..........................................................
Anheuser-Busch Companies, Inc.       16,500      1,082,813
----------------------------------------------------------
BUILDING & FOREST PRODUCTS -- 3.0%
 ..........................................................
Georgia-Pacific (Timber Group)       58,510      1,393,269
 ..........................................................
Weyerhaeuser Company                 65,000      3,302,813
 ...............................................-----------
                                                 4,696,082
----------------------------------------------------------
CHEMICALS -- 2.5%
 ..........................................................
The Dow Chemical Company             31,000      2,819,063
 ..........................................................
Eastman Chemical Company             26,000      1,163,500
 ...............................................-----------
                                                 3,982,563
----------------------------------------------------------
                                    Shares       Value
----------------------------------------------------------
CONGLOMERATES -- 2.1%
 ..........................................................
Tenneco, Inc.                        96,500   $  3,287,031
----------------------------------------------------------
CONSUMER PRODUCTS -- 0.5%
 ..........................................................
Tupperware Corporation               51,600        848,175
----------------------------------------------------------
ENGINEERING AND CONSTRUCTION -- 0.9%
 ..........................................................
Harsco Corporation                   48,595      1,479,110
----------------------------------------------------------
FINANCIAL SERVICES -- 3.1%
 ..........................................................
Associates First Capital
  Corporation -- Class A             19,000        805,125
 ..........................................................
Household International, Inc.        59,802      2,369,654
 ..........................................................
Transamerica Corporation             15,000      1,732,500
 ...............................................-----------
                                                 4,907,279
----------------------------------------------------------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 2.0%
 ..........................................................
Whirlpool Corporation                56,500      3,128,688
----------------------------------------------------------
INSURANCE -- 5.9%
 ..........................................................
American General Corporation         26,000      2,028,000
 ..........................................................
Lincoln National Corporation         25,000      2,045,313
 ..........................................................
Safeco Corporation                   55,000      2,361,563
 ..........................................................
St. Paul Companies, Inc.             42,000      1,459,500
 ..........................................................
TIG Holdings, Inc.                   94,833      1,475,839
 ...............................................-----------
                                                 9,370,215
----------------------------------------------------------
LEISURE/TOYS -- 0.8%
 ..........................................................
Fortune Brands, Inc.                 37,500      1,185,938
----------------------------------------------------------
MACHINERY -- 1.6%
 ..........................................................
New Holland N.V                     181,000      2,477,438
----------------------------------------------------------
METALS & MINING -- 3.6%
 ..........................................................
Alcoa, Inc.                          35,000      2,609,688
 ..........................................................
Phelps Dodge Corporation             14,300        727,513
 ..........................................................
Reynolds Metals Company              44,500      2,344,594
 ...............................................-----------
                                                 5,681,795
----------------------------------------------------------
NATURAL GAS -- 1.0%
 ..........................................................
Eastern Enterprises                  35,000      1,531,250
----------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
EQUITY INCOME FUND

                                    Shares       Value
----------------------------------------------------------
OIL -- DOMESTIC -- 6.7%
 ..........................................................
Atlantic Richfield Company           24,207   $  1,579,507
 ..........................................................
Occidental Petroleum Corporation    157,100      2,651,063
 ..........................................................
Phillips Petroleum Company           77,000      3,282,125
 ..........................................................
Texaco Inc.                           4,200        222,075
 ..........................................................
USX-Marathon Group, Inc.             53,700      1,617,713
 ..........................................................
Ultramar Diamond Shamrock
  Corporation                        49,200      1,193,100
 ...............................................-----------
                                                10,545,583
----------------------------------------------------------
PAPER -- 3.6%
 ..........................................................
Georgia-Pacific Group                25,993      1,522,215
 ..........................................................
International Paper Company          45,000      2,016,563
 ..........................................................
Union Camp Corporation               32,000      2,160,000
 ...............................................-----------
                                                 5,698,778
----------------------------------------------------------
PHOTOGRAPHY & OPTICAL -- 1.8%
 ..........................................................
Eastman Kodak Company                39,200      2,822,400
----------------------------------------------------------
POLLUTION CONTROL -- 2.1%
 ..........................................................
Browning-Ferris Industries, Inc.     45,000      1,279,688
 ..........................................................
Waste Management, Inc.               43,000      2,004,875
 ...............................................-----------
                                                 3,284,563
----------------------------------------------------------
RAILROADS -- 2.0%
 ..........................................................
CSX Corporation                      15,000        622,500
 ..........................................................
Norfolk Southern Corporation         80,000      2,535,000
 ...............................................-----------
                                                 3,157,500
----------------------------------------------------------
RETAIL -- 3.9%
 ..........................................................
Intimate Brands, Inc.                44,000      1,314,500
 ..........................................................
J.C. Penney Company, Inc.            35,500      1,664,063
 ..........................................................
May Department Stores Company        29,700      1,793,138
 ..........................................................
Sears, Roebuck & Company             33,400      1,419,500
 ...............................................-----------
                                                 6,191,201
----------------------------------------------------------
                                    Shares       Value
---------------------------------------------------------
SAVINGS & LOANS -- 2.5%
 ..........................................................
Fannie Mae                           54,000   $  3,996,000
----------------------------------------------------------
STEEL -- 2.4%
 ..........................................................
Allegheny Teledyne, Inc.             51,000      1,042,313
 ..........................................................
USX-U.S. Steel Group, Inc.          116,300      2,674,900
 ...............................................-----------
                                                 3,717,213
----------------------------------------------------------
TOBACCO -- 5.1%
 ..........................................................
Philip Morris Companies, Inc.       132,500      7,088,750
 ..........................................................
UST, Inc.                            27,000        941,625
 ...............................................-----------
                                                 8,030,375
----------------------------------------------------------
TRUCKING -- 0.6%
 ..........................................................
Ryder System, Inc.                   39,000      1,014,000
----------------------------------------------------------
UTILITY -- ELECTRIC -- 12.1%
 ..........................................................
CMS Energy Corporation               67,000      3,245,313
 ..........................................................
Central & South West Corporation     70,000      1,920,625
 ..........................................................
DTE Energy Company                   44,000      1,886,500
 ..........................................................
Edison International                 30,000        836,250
 ..........................................................
Entergy Corporation                  31,000        964,875
 ..........................................................
GPU, Inc.                            24,000      1,060,500
 ..........................................................
Illinova Corporation                110,000      2,750,000
 ..........................................................
PacifiCorp                           29,001        610,834
 ..........................................................
PECO Energy Company                  17,000        707,625
 ..........................................................
P P & L Resources, Inc.              27,997        780,416
 ..........................................................
Public Service Enterprises Group,
  Inc.                               54,000      2,160,000
 ..........................................................
SCANA Corporation                    57,000      1,838,250
 ..........................................................
USEC, Inc.                           24,000        333,135
 ...............................................-----------
                                                19,094,323
----------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
EQUITY INCOME FUND

                                    Shares       Value
----------------------------------------------------------
UTILITY -- TELEPHONE -- 8.6%
 ..........................................................
AT&T Corporation                     52,000   $  3,913,000
 ..........................................................
ALLTEL Corporation                   61,000      3,648,563
 ..........................................................
Bell Atlantic Corporation            54,000      2,862,000
 ..........................................................
GTE Corporation                      14,500        942,500
 ..........................................................
SBC Communications, Inc.             42,500      2,279,063
 ...............................................-----------
                                                13,645,126
----------------------------------------------------------
Total Common Stock
  (cost $130,440,221)                          161,673,061
----------------------------------------------------------

VARIABLE RATE                      Principal
DEMAND NOTES * -- 0.4%              Amount         Value
------------------------------------------------------------
General Mills, Inc., 5.2337%       $492,455     $    492,455
 ............................................................
Pitney Bowes, Inc., 5.2337%          79,783           79,783
 .................................................-----------
Total variable rate demand notes                     572,238
  (cost $572,238)
------------------------------------------------------------
Total investments -- 102.8%
  (cost $131,012,459)                            162,245,299
 ............................................................
Liabilities in excess of other
  assets -- (2.8%)                                (4,385,562)
 .................................................-----------
                                                $157,859,737
Total net assets -- 100.0%
------------------------------------------------------------

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 1998.

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
MID-CAP FUND

COMMON STOCK -- 97.0%                 Shares       Value
-----------------------------------------------------------
AEROSPACE -- 3.2%
 ...........................................................
Northrop Grumman Corporation            2,700   $   197,437
-----------------------------------------------------------
APPAREL & TEXTILES -- 3.2%
 ...........................................................
Coats Viyella PLC ADR                  24,600        33,153
 ...........................................................
Russell Corporation                     8,100       164,531
 .................................................----------
                                                    197,684
-----------------------------------------------------------
AUTO PARTS -- 5.4%
 ...........................................................
Borg-Warner Automotive, Inc.            1,400        78,138
 ...........................................................
Dana Corporation                        3,472       141,918
 ...........................................................
Lear Corporation #                      2,800       107,800
 .................................................----------
                                                    327,856
-----------------------------------------------------------
BANKS -- 8.1%
 ...........................................................
Compass Bancshares, Inc.                1,150        43,772
 ...........................................................
First Midwest Bancorp, Inc.             2,000        76,125
 ...........................................................
Colonial BancGroup, Inc.                4,000        48,000
 ...........................................................
Union Planters Corporation              1,600        72,500
 ...........................................................
UnionBanCal Corporation                 7,500       255,469
 .................................................----------
                                                    495,866
-----------------------------------------------------------
CHEMICALS -- 0.6%
 ...........................................................
Wellman, Inc.                           3,800        38,713
-----------------------------------------------------------
COMMUNICATION EQUIPMENT MANUFACTURERS -- 0.3%
 ...........................................................
Princeton Video Image, Inc. #           6,200        18,600
-----------------------------------------------------------
COMMUNICATIONS & MEDIA -- 0.6%
 ...........................................................
Groupe AB SA ADR #                     18,300        35,456
-----------------------------------------------------------
COMPUTERS -- 2.3%
 ...........................................................
Quantum Corporation #                   6,500       138,125
-----------------------------------------------------------
COMPUTER SOFTWARE & SERVICES -- 3.3%
 ...........................................................
Vanstar Corporation #                  22,100       204,425
-----------------------------------------------------------
ELECTRIC PRODUCTS -- 1.7%
 ...........................................................
UCAR International, Inc. #              6,000       106,875
-----------------------------------------------------------
ELECTRONICS -- 2.0%
 ...........................................................
Avnet, Inc.                             2,000       121,000
-----------------------------------------------------------

-----------------------------------------------------------
                                      Shares       Value
FOODS -- 4.2%
 ...........................................................
Dean Foods Company                      1,700   $    69,381
 ...........................................................
Vlasic Foods International Inc. #       8,000       190,500
 .................................................----------
                                                    259,881
-----------------------------------------------------------
HEALTHCARE -- DRUGS -- 2.1%
 ...........................................................
Bergen Brunswig Corporation --Class
  A                                     3,600       125,550
-----------------------------------------------------------
HOSPITAL/HEALTHCARE MANAGEMENT -- 0.7%
 ...........................................................
Foundation Health Systems, Inc.  -
  Class A #                             3,700        44,169
-----------------------------------------------------------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 2.3%
 ...........................................................
Whirlpool Corporation                   2,500       138,437
-----------------------------------------------------------
INSURANCE -- 8.9%
 ...........................................................
Harleysville Group, Inc.                3,400        87,762
 ...........................................................
IPC Holdings Limited                    3,000        69,563
 ...........................................................
Ohio Casualty Corporation               1,200        49,350
 ...........................................................
St. Paul Companies, Inc.                1,400        48,650
 ...........................................................
TIG Holdings, Inc.                     18,400       286,350
 .................................................----------
                                                    541,675
-----------------------------------------------------------
MACHINERY -- 2.7%
 ...........................................................
New Holland N.V                        12,000       164,250
-----------------------------------------------------------
METALS & MINING -- 2.2%
 ...........................................................
Cameco Corporation                      1,600        28,500
 ...........................................................
Reynolds Metals Company                 2,000       105,375
 .................................................----------
                                                    133,875
-----------------------------------------------------------
MISCELLANEOUS -- 1.2%
 ...........................................................
American Coin Merchandising, Inc. #    13,000        76,375
-----------------------------------------------------------
OIL -- DOMESTIC -- 2.3%
 ...........................................................
Occidental Petroleum Corporation        2,300        38,813
 ...........................................................
Pennzoil-Quaker State Company #         1,100        16,294
 ...........................................................
Valero Energy Corporation               4,100        87,125
 .................................................----------
                                                    142,232
-----------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
MID-CAP FUND

                                      Shares       Value
-----------------------------------------------------------
OIL & GAS DRILLING -- 3.5%
 ...........................................................
Nuevo Energy Corporation #              3,000   $    34,500
 ...........................................................
PennzEnergy Company                     1,100        17,944
 ...........................................................
Triton Energy Limited #                20,400       161,925
 .................................................----------
                                                    214,369
-----------------------------------------------------------
PAPER -- 4.4%
 ...........................................................
Chesapeake Corporation                  1,800        66,375
 ...........................................................
Consolidated Papers, Inc.               3,400        93,500
 ...........................................................
Louisiana-Pacific Corporation           6,000       109,875
 .................................................----------
                                                    269,750
-----------------------------------------------------------
PROFESSIONAL SERVICES -- 0.7%
 ...........................................................
Olsten Corporation                      6,200        45,725
-----------------------------------------------------------
PUBLISHING -- 2.1%
 ...........................................................
Playboy Enterprises, Inc. -- Class
  A #                                   2,900        55,463
 ...........................................................
Playboy Enterprises, Inc. #             3,500        73,281
 .................................................----------
                                                    128,744
-----------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 1.8%
 ...........................................................
Redwood Trust, Inc.                     8,000       112,000
-----------------------------------------------------------
RETAIL -- JEWELRY -- 3.3%
 ...........................................................
Friedman's Inc. #                      19,400       198,850
-----------------------------------------------------------
RETAIL -- SPECIALTY -- 1.1%
 ...........................................................
AutoZone, Inc. #                        2,000        65,875
-----------------------------------------------------------
SAVINGS & LOANS -- 2.5%
 ...........................................................
Charter One Financial, Inc.             2,625        72,844
 ...........................................................
Washington Federal, Inc.                3,003        80,143
 .................................................----------
                                                    152,987
-----------------------------------------------------------
                                      Shares       Value
-----------------------------------------------------------
STEEL -- 5.5%
 ...........................................................
AK Steel Holding Corporation            8,300   $   195,050
 ...........................................................
USX -- U.S. Steel Group, Inc.           6,100       140,300
 .................................................----------
                                                    335,350
-----------------------------------------------------------
TOBACCO -- 5.6%
 ...........................................................
RJR Nabisco Holdings Corp.              9,000       267,187
 ...........................................................
Universal Corporation/VA                2,200        77,275
 .................................................----------
                                                    344,462
-----------------------------------------------------------
TRANSPORTATION -- AIR -- 0.1%
 ...........................................................
KLM                                        75         2,250
-----------------------------------------------------------
TRUCKING -- 0.8%
 ...........................................................
Ryder System, Inc.                      1,800        46,800
-----------------------------------------------------------
UTILITY -- ELECTRIC -- 8.3%
 ...........................................................
CMP Group Inc.                          6,500       122,687
 ...........................................................
GPU, Inc.                               4,000       176,750
 ...........................................................
Illinova Corporation                    2,300        57,500
 ...........................................................
P P & L Resources, Inc.                 2,339        65,200
 ...........................................................
PacifiCorp                              1,400        29,487
 ...........................................................
USEC, Inc.                              4,200        58,275
 .................................................----------
                                                    509,899
-----------------------------------------------------------
Total common stock
  (cost $6,889,454)                               5,935,542
-----------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
MID-CAP FUND


VARIABLE RATE
DEMAND NOTES*                        Principal
-- 3.5%                               Amount       Value
-----------------------------------------------------------
General Mills, Inc., 5.2337%         $167,598   $   167,598
 ...........................................................
Pitney Bowes, Inc., 5.2337%             4,623         4,623
 ...........................................................
Sara Lee Corp., 5.2287%                39,741        39,741
 .................................................----------
Total variable rate demand notes                    211,962
  (cost $211,962)
-----------------------------------------------------------
Total investments -- 100.5%
  (cost $7,101,416)                               6,147,504
 ...........................................................
Liabilities in excess of other
  assets -- (0.5%)                                  (27,129)
 .................................................----------
                                                $ 6,120,375
Total net assets -- 100.0%
-----------------------------------------------------------

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 1998.

ADR -- American Depository Receipts.

# -- Non-income producing security.

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
SMALL CAP FUND

     COMMON STOCK -- 94.9%           Shares         Value
------------------------------------------------------------
AEROSPACE -- 3.3%
 ............................................................
Aeroquip-Vickers, Inc.                  5,900    $   176,631
 ............................................................
AVTEAM, Inc. #                        438,200      1,698,025
 ..................................................----------
                                                   1,874,656
------------------------------------------------------------
AUTO PARTS -- 0.4%
 ............................................................
Titan International, Inc.              26,500        251,750
------------------------------------------------------------
APPLIANCE & HOUSEHOLD FURNITURE -- 1.9%
 ............................................................
Hussman International, Inc.            55,800      1,081,125
------------------------------------------------------------
CHEMICALS -- 3.4%
 ............................................................
The Carbide/Graphite Group, Inc.
  #                                   130,900      1,930,775
------------------------------------------------------------
COMMERCIAL SERVICES -- 2.1%
 ............................................................
FirstService Corporation #            101,200      1,208,075
------------------------------------------------------------
COMMUNICATION EQUIPMENT/MANUFACTURERS -- 0.2%
 ............................................................
Princeton Video Image, Inc. #          36,200        108,600
------------------------------------------------------------
COMMUNICATIONS & MEDIA -- 1.3%
 ............................................................
Groupe AB SA ADR #                    375,200        726,950
------------------------------------------------------------
COMPUTER SYSTEMS -- 8.3%
 ............................................................
Radisys Corporation #                 155,300      4,659,000
------------------------------------------------------------
ELECTRONICS -- 3.2%
 ............................................................
Stoneridge, Inc. #                     78,300      1,781,325
------------------------------------------------------------
ENTERTAINMENT -- 2.3%
 ............................................................
Alliance Communications
  Corporation Class B #                25,300        415,869
 ............................................................
Midway Games Inc.                      79,000        869,000
 ..................................................----------
                                                   1,284,869
------------------------------------------------------------
FINANCE -- MISCELLANEOUS -- 3.3%
 ............................................................
Executive Risk, Inc.                   33,500      1,840,406
------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- 9.9%
 ............................................................
Canandaigua Brands, Inc. #             31,000      1,792,187
 ............................................................
J & J Snack Foods Corporation #       135,700      3,036,288
 ............................................................
Vlasic Foods International Inc.        31,400        747,713
 ..................................................----------
                                                   5,576,188
------------------------------------------------------------
------------------------------------------------------------
                                     Shares         Value
HEALTHCARE -- MISCELLANEOUS -- 4.7%
 ............................................................
HealthPlan Services Corporation       227,700    $ 2,618,550
------------------------------------------------------------
INSURANCE -- 16.5%
 ............................................................
ESG Re Limited                        218,900      4,432,725
 ............................................................
FPIC Insurance Group, Inc. #           22,200      1,061,437
 ............................................................
Scottish Annuity & Life
  Holdings, Ltd. #                     25,200        346,500
 ............................................................
Stirling Cooke Brown Holdings
  Limited                             123,100      2,138,863
 ............................................................
TIG Holdings, Inc.                     83,100      1,293,244
 ..................................................----------
                                                   9,272,769
------------------------------------------------------------
MACHINERY -- 4.6%
 ............................................................
Denison International PLC ADR #       168,000      2,100,000
 ............................................................
Hawk Corporation Class A #             56,100        469,838
 ..................................................----------
                                                   2,569,838
------------------------------------------------------------
MISCELLANEOUS -- 5.0%
 ............................................................
American Coin Merchandising,
  Inc. #                              347,000      2,038,625
 ............................................................
Mac-Gray Corporation #                 42,200        480,025
 ............................................................
Ralcorp Holdings, Inc. #               17,000        310,250
 ..................................................----------
                                                   2,828,900
------------------------------------------------------------
OIL EXPLORATION & PRODUCTION -- 0.8%
 ............................................................
Abraxas Petroleum Corporation #        99,100        433,562
------------------------------------------------------------
OIL & GAS DRILLING -- 1.4%
 ............................................................
Coho Energy, Inc. #                   134,000        376,875
 ............................................................
Nuevo Energy Company #                 36,000        414,000
 ..................................................----------
                                                     790,875
------------------------------------------------------------
PUBLISHING -- 5.3%
 ............................................................
Playboy Enterprises, Inc. Class
  A #                                  35,500        678,938
 ............................................................
Playboy Enterprises, Inc. #           108,700      2,275,906
 ..................................................----------
                                                   2,954,844
------------------------------------------------------------
RETAIL -- APPAREL -- 3.0%
 ............................................................
Payless ShoeSource, Inc. #             35,200      1,667,600
------------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
SMALL CAP FUND

                                     Shares         Value
------------------------------------------------------------
RETAIL -- JEWELRY -- 4.2%
 ............................................................
Friedman's, Inc. #                    229,400    $ 2,351,350
------------------------------------------------------------
SOFTWARE -- 4.6%
 ............................................................
Vanstar Corporation #                 278,200      2,573,350
------------------------------------------------------------
TRANSPORTATION -- AIR FREIGHT -- 2.2%
 ............................................................
AirNet Systems, Inc. #                 85,200      1,224,750
------------------------------------------------------------
UTILITY -- ELECTRIC -- 3.0%
 ............................................................
CMP Group Inc.                         89,300      1,685,537
------------------------------------------------------------
Total common stocks (cost $70,116,222)            53,295,644
------------------------------------------------------------

------------------------------------------------------------
                                     Shares         Value
Total investments -- 94.9%
  (cost $70,116,222)                             $53,295,644
 ............................................................
Other assets in excess of
  liabilities -- 5.1%                              2,863,405
 ..................................................----------
                                                 $56,159,049
Total net assets -- 100.0%
------------------------------------------------------------

ADR -- American Depository Receipts.

# -- Non-income producing security.

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
INTERNATIONAL FUND

COMMON STOCKS -- 96.9%              Shares             Value
------------------------------------------------------------
AUSTRALIA -- 3.5%
------------------------------------------------------------
BANKS -- 2.0%
 ............................................................
Australia and New Zealand
  Banking Group, Ltd.            4,209,045    $   27,574,899
------------------------------------------------------------
BUILDING MATERIALS -- 1.5%
 ............................................................
Pioneer International, Ltd.      9,988,357        21,138,407
 ...............................................-------------
                                                  48,713,306
Total Australia
------------------------------------------------------------
AUSTRIA -- 0.5%
------------------------------------------------------------
STEEL -- 0.5%
 ............................................................
Boehler -- Uddeholm AG             153,590         7,148,404
 ...............................................-------------
                                                   7,148,404
Total Austria
------------------------------------------------------------
CANADA -- 3.5%
------------------------------------------------------------
BANKS -- 1.3%
 ............................................................
Canadian Imperial Bank of
  Commerce                         705,092        17,443,682
------------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 1.2%
 ............................................................
Imasco, Ltd.                       804,800        17,133,437
------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 0.1%
 ............................................................
Nexfor, Inc.                       465,386         1,833,063
------------------------------------------------------------
METALS & MINERALS -- 0.8%
 ............................................................
Noranda, Inc.                    1,067,399        10,597,549
------------------------------------------------------------
OIL EXPLORATION & PRODUCTION -- 0.1%
 ............................................................
Canadian Hunter Exploration
  Ltd. #                           266,850         1,737,303
 ...............................................-------------
                                                  48,745,034
Total Canada
------------------------------------------------------------
FINLAND -- 2.1%
------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 2.1%
 ............................................................
Metra OYJ                          336,011         5,836,481
 ............................................................
UPM-Kymmene OYJ                    856,030        23,993,425
 ...............................................-------------
                                                  29,829,906
Total Finland
------------------------------------------------------------
------------------------------------------------------------
                                  Shares          Value
FRANCE -- 9.5%
------------------------------------------------------------
BANKS -- 3.2%
 ............................................................
Banque Nationale de Paris          294,965    $   24,286,328
 ............................................................
Societe Generale                   126,870        20,542,452
 ...............................................-------------
                                                  44,828,780
------------------------------------------------------------
BEVERAGES -- 1.5%
 ............................................................
Pernod Ricard SA                   315,848        20,513,016
------------------------------------------------------------
BUILDING MATERIALS -- 1.6%
 ............................................................
Lafarge SA                         239,177        22,722,635
------------------------------------------------------------
CONSUMER DURABLES -- MISCELLANEOUS -- 0.7%
 ............................................................
Societe BIC SA                     173,206         9,606,593
------------------------------------------------------------
OIL -- INTERNATIONAL -- 2.5%
 ............................................................
Elf Aquitaine SA                   171,960        19,874,889
 ............................................................
Total SA                           151,543        15,346,066
 ...............................................-------------
                                                  35,220,955
 ...............................................-------------
                                                 132,891,979
Total France
------------------------------------------------------------
GERMANY -- 6.6%
------------------------------------------------------------
BANKS -- 1.1%
 ............................................................
Commerzbank AG                     502,070        15,876,832
------------------------------------------------------------
BUILDING MATERIALS -- 1.5%
 ............................................................
Dyckerhoff AG                       45,200        12,530,528
 ............................................................
Friedrich Grohe AG                  32,968         8,704,308
 ...............................................-------------
                                                  21,234,836
------------------------------------------------------------
CHEMICALS -- 1.4%
 ............................................................
Bayer AG                           343,116        14,319,474
 ............................................................
SGL Carbon AG                       77,597         4,656,224
 ...............................................-------------
                                                  18,975,698
------------------------------------------------------------
CONSUMER DURABLES -- MISCELLANEOUS -- 0.9%
 ............................................................
Buderus AG                          36,315        13,227,071
------------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 1.7%
 ............................................................
VEBA AG                            385,012        23,033,417
 ...............................................-------------
                                                  92,347,854
Total Germany
------------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
INTERNATIONAL FUND

                                  Shares          Value
------------------------------------------------------------
HONG KONG -- 5.2%
------------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 0.5%
 ............................................................
Jardine Matheson Holdings,
  Ltd.                           2,780,600    $    7,173,948
------------------------------------------------------------
METALS & MINING -- 0.3%
 ............................................................
Yanzhou Coal Mining Co., Ltd.
  #                             21,746,000         3,648,987
------------------------------------------------------------
PRINTING & PUBLISHING -- 1.2%
 ............................................................
South China Morning Post
  (Holdings), Ltd.              32,175,000        16,508,413
------------------------------------------------------------
REAL ESTATE DEVELOPMENT -- 2.2%
 ............................................................
Hang Lung Development Company   12,633,000        13,534,251
 ............................................................
New World Development Co.,
  Ltd.                           7,124,000        17,931,150
 ...............................................-------------
                                                  31,465,401
------------------------------------------------------------
UTILITY -- ELECTRIC -- 1.0%
 ............................................................
Swire Pacific Ltd. - Class A     3,071,300        13,756,291
 ...............................................-------------
                                                  72,553,040
Total Hong Kong
------------------------------------------------------------
IRELAND -- 2.7%
------------------------------------------------------------
FOOD PRODUCERS -- 1.1%
 ............................................................
Greencore Group PLC              3,550,900        16,403,414
------------------------------------------------------------
PAPER -- 1.6%
 ............................................................
Jefferson Smurfit Group PLC     12,320,265        22,214,653
 ...............................................-------------
                                                  38,618,067
Total Ireland
------------------------------------------------------------
ITALY -- 3.6%
------------------------------------------------------------
OIL EXPLORATION & PRODUCTION -- 1.6%
 ............................................................
ENI SPA                          3,413,424        22,344,373
------------------------------------------------------------
TELECOMMUNICATIONS -- 2.0%
 ............................................................
Telecom Italia SPA               2,825,900        24,150,720
 ............................................................
Telecom Italia SPA -- RNC          586,000         3,693,900
 ...............................................-------------
                                                  27,844,620
 ...............................................-------------
                                                  50,188,993
Total Italy
------------------------------------------------------------
------------------------------------------------------------
                                  Shares          Value
JAPAN -- 8.3%
------------------------------------------------------------
ELECTRONIC COMPONENTS -- 1.8%
 ............................................................
Nintendo Co., Ltd.                 263,800    $   25,608,267
------------------------------------------------------------
ELECTRONICS -- 2.7%
 ............................................................
Kyocera Corporation                428,700        22,689,196
 ............................................................
Nichicon Corporation             1,168,000        14,600,013
 ...............................................-------------
                                                  37,289,209
------------------------------------------------------------
FINANCIAL SERVICES -- 2.0%
 ............................................................
Promise Company, Ltd.              541,300        28,216,727
------------------------------------------------------------
LEISURE -- TOYS -- 1.4%
 ............................................................
NAMCO, Ltd.                        963,300        19,385,576
------------------------------------------------------------
REAL ESTATE DEVELOPMENT -- 0.3%
 ............................................................
Daito Trust Construction Co.,
  Ltd.                             487,019         4,226,880
------------------------------------------------------------
STEEL -- 0.1%
 ............................................................
Yodogawa Steel Works               381,000         1,438,884
 ...............................................-------------
                                                 116,165,543
Total Japan
------------------------------------------------------------
NETHERLANDS -- 9.4%
------------------------------------------------------------
BANKS -- 1.0%
 ............................................................
ABN AMRO Holding N.V               711,820        14,973,833
------------------------------------------------------------
CHEMICALS -- 1.7%
 ............................................................
Akzo Nobel N.V                     519,266        23,644,041
------------------------------------------------------------
ELECTRONICS -- 1.6%
 ............................................................
Koninklijke (Royal) Philips
  Electronics N.V                  329,780        22,128,937
------------------------------------------------------------
INSURANCE -- MULTI-LINE -- 3.4%
 ............................................................
Fortis (NL) N.V                    242,471        20,092,552
 ............................................................
ING Groep N.V                      454,936        27,740,960
 ...............................................-------------
                                                  47,833,512
------------------------------------------------------------
TELECOMMUNICATIONS -- 1.5%
 ............................................................
Koninklijke KPN N.V                421,830        21,116,941
------------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
INTERNATIONAL FUND

                                  Shares          Value
------------------------------------------------------------
TRANSPORTATION SERVICES -- 0.2%
 ............................................................
TNT Post Group N.V. #               91,470    $    2,947,133
 ...............................................-------------
                                                 132,644,397
Total Netherlands
------------------------------------------------------------
NORWAY -- 1.5%
------------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 0.4%
 ............................................................
Kvaerner PLC -- Class A            315,595         6,213,315
------------------------------------------------------------
PHARMACEUTICALS & HEALTHCARE -- 1.1%
 ............................................................
Nycomed Amersham                 2,172,315        15,111,261
 ...............................................-------------
                                                  21,324,576
Total Norway
------------------------------------------------------------
SINGAPORE -- 2.4%
------------------------------------------------------------
COMPUTERS -- 2.4%
 ............................................................
Creative Technology, Ltd. #      2,219,300        33,289,500
 ...............................................-------------
                                                  33,289,500
Total Singapore
------------------------------------------------------------
SPAIN -- 2.4%
------------------------------------------------------------
BANKS -- 1.0%
 ............................................................
Banco Santander SA                 706,740        14,057,630
------------------------------------------------------------
TELECOMMUNICATIONS -- 1.4%
 ............................................................
Telefonica de Espana S.A.          435,543        19,384,907
 ............................................................
Telefonica de Espana S.A. --
  Bonus Rights #                   435,543           387,084
 ...............................................-------------
                                                  19,771,991
 ...............................................-------------
                                                  33,829,621
Total Spain
------------------------------------------------------------
SWEDEN -- 1.6%
------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.6%
 ............................................................
Electrolux AB - Class B          1,313,650        22,607,784
 ...............................................-------------
                                                  22,607,784
Total Sweden
------------------------------------------------------------
SWITZERLAND -- 8.6%
------------------------------------------------------------
BUILDING MATERIALS -- 0.5%
 ............................................................
Sarna Kunststoff Holding AG
  "registered"                       5,080         7,304,696
------------------------------------------------------------
FOOD PRODUCERS -- 1.5%
 ............................................................
Nestle SA "registered"               9,872        21,490,557
------------------------------------------------------------

                                  Shares          Value
------------------------------------------------------------
INSURANCE -- 1.6%
 ............................................................
Schweizerische
  Rueckversicherungs-
  Gesellschaft "registered"          8,538    $   22,260,341
------------------------------------------------------------
MACHINERY & EQUIPMENT -- 2.4%
 ............................................................
SIG Schweizerische
  Industrie - Gesellschaft
  Holding                           21,432        12,639,185
 ............................................................
Sulzer AG "registered"              35,465        21,586,269
 ...............................................-------------
                                                  34,225,454
------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 2.6%
 ............................................................
Novartis AG "registered"            18,211        35,798,835
 ...............................................-------------
                                                 121,079,883
Total Switzerland
------------------------------------------------------------
UNITED KINGDOM -- 25.5%
------------------------------------------------------------
AUTOS -- 0.9%
 ............................................................
Lex Service PLC                  2,006,000        12,750,283
------------------------------------------------------------
BANKS -- 4.3%
 ............................................................
Lloyds TSB Group PLC             2,139,836        30,370,717
 ............................................................
National Westminster Bank PLC    1,535,321        29,582,391
 ...............................................-------------
                                                  59,953,108
------------------------------------------------------------
BUILDING MATERIALS -- 2.3%
 ............................................................
Hanson PLC                       4,012,587        31,730,149
------------------------------------------------------------
CHEMICALS -- 2.9%
 ............................................................
BOC Group PLC                    1,308,479        19,159,094
 ............................................................
Laporte PLC                      2,793,563        21,660,572
 ...............................................-------------
                                                  40,819,666
------------------------------------------------------------
DIVERSIFIED -- 1.3%
 ............................................................
Cookson Group PLC                8,660,100        18,732,329
------------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 3.9%
 ............................................................
BTR PLC                          5,819,190        11,909,490
 ............................................................
Tomkins PLC                      6,044,093        28,460,538
 ............................................................
Williams PLC                     2,351,725        13,206,442
 ...............................................-------------
                                                  53,576,470
------------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
INTERNATIONAL FUND

                                  Shares          Value
------------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 1.5%
 ............................................................
TI Group PLC                     3,889,706    $   20,985,643
------------------------------------------------------------
FOOD & BEVERAGES -- 1.4%
 ............................................................
Allied Domecq PLC                2,141,964        19,477,260
------------------------------------------------------------
FOOD PRODUCERS -- 0.7%
 ............................................................
Hillsdown Holdings PLC           7,857,187         9,935,877
------------------------------------------------------------
INSURANCE -- 2.9%
 ............................................................
Allied Zurich AG PLC #           1,284,144        19,219,426
 ............................................................
CGU PLC                          1,411,615        22,066,760
 ...............................................-------------
                                                  41,286,186
------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 0.6%
 ............................................................
Medeva PLC                       5,075,970         8,952,626
------------------------------------------------------------
RETAIL -- FOOD CHAINS -- 0.9%
 ............................................................
Safeway PLC                      2,502,850        12,483,016
------------------------------------------------------------
TOBACCO -- 0.9%
 ............................................................
B.A.T. Industries PLC            1,393,564        12,370,489
------------------------------------------------------------
UTILITY -- ELECTRIC -- 1.0%
 ............................................................
Powergen PLC                     1,080,000        14,232,280
 ...............................................-------------
                                                 357,285,382
Total United Kingdom
 ...............................................-------------
Total common stocks (cost                      1,359,263,269
  $1,262,403,665)
------------------------------------------------------------
SHORT-TERM INVESTMENTS          Principal
-- 3.8%                          Amount          Value
-----------------------------------------------------------
COMMERCIAL
PAPER -- 3.5%
-----------------------------------------------------------
Countrywide Home Loans, Inc.
  5.50%, 1/04/1999             $ 9,000,000   $    8,995,875
 ...........................................................
Finova Capital Corporation
  6.40%, 1/04/1999              40,000,000       39,978,667
 ..............................................
                                              -------------
                                                 48,974,542
-----------------------------------------------------------
CASH EQUIVALENTS -- 0.3%
-----------------------------------------------------------
Vista Institutional Prime
  Money Market Fund              3,852,241        3,852,241
-----------------------------------------------------------
Total short-term investments
  (cost $52,826,783)                             52,826,783
-----------------------------------------------------------
Total investments -- 100.7%
  (cost $1,315,230,448)                       1,412,090,052
 ...........................................................
Liabilities in excess of
  other assets -- (0.7)%                         (9,872,698)
 ..............................................
                                              -------------
Total net assets -- 100.0%                   $1,402,217,354
-----------------------------------------------------------

# Non-income producing security.

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
GLOBAL EQUITY FUND

       COMMON STOCKS --97.6%           Shares      Value
-----------------------------------------------------------
AUSTRALIA -- 2.4%
-----------------------------------------------------------
BANKS -- 1.6%
 ...........................................................
Australia and New Zealand Banking
  Group, Ltd.                          16,940    $  110,980
-----------------------------------------------------------
DIVERSIFIED COMPANIES -- 0.8%
 ...........................................................
Reinsurance Australia Corporation,
  Ltd.                                 39,233        60,190
 ..................................................---------
                                                    171,170
Total Australia
-----------------------------------------------------------
CANADA -- 1.0%
-----------------------------------------------------------
FOREST PRODUCTS & PAPER -- 0.1%
 ...........................................................
Nexfor, Inc.                           2,361          9,299
-----------------------------------------------------------
METALS & MINERALS -- 0.8%
 ...........................................................
Noranda, Inc.                          5,415         53,762
-----------------------------------------------------------
OIL EXPLORATION & PRODUCTION -- 0.1%
 ...........................................................
Canadian Hunter Exploration Ltd. #     1,354          8,814
 ..................................................---------
                                                     71,875
Total Canada
-----------------------------------------------------------
FINLAND -- 0.6%
-----------------------------------------------------------
FOREST PRODUCTS & PAPER -- 0.6%
 ...........................................................
Metra OYJ                              2,651         46,048
 ..................................................---------
                                                     46,048
Total Finland
-----------------------------------------------------------
FRANCE -- 5.8%
-----------------------------------------------------------
BANKS -- 2.4%
 ...........................................................
Banque Nationale de Paris                820         67,516
 ...........................................................
Societe Generale                         625        101,198
 ..................................................---------
                                                    168,714
-----------------------------------------------------------
BEVERAGES -- 1.1%
 ...........................................................
Pernod Ricard SA                       1,200         77,935
-----------------------------------------------------------
BUILDING MATERIALS -- 1.6%
 ...........................................................
Lafarge SA                             1,202        114,194
-----------------------------------------------------------
OIL -- INTERNATIONAL -- 0.7%
 ...........................................................
Total SA                                 514         52,050
 ..................................................---------
                                                    412,893
Total France
-----------------------------------------------------------
                                       Shares      Value
-----------------------------------------------------------
GERMANY -- 3.8%
-----------------------------------------------------------
BANKS -- 1.1%
 ...........................................................
Commerzbank AG                         2,500     $   79,057
-----------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 1.6%
 ...........................................................
VEBA AG                                1,880        112,471
-----------------------------------------------------------
MEDICAL PRODUCTS -- 1.1%
 ...........................................................
Draegerwerk AG                         4,985         80,764
 ..................................................---------
                                                    272,292
Total Germany
-----------------------------------------------------------
HONG KONG -- 4.1%
-----------------------------------------------------------
BANKS -- 1.6%
 ...........................................................
Dao Heng Bank Group, Ltd.              38,000       117,473
-----------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 0.5%
 ...........................................................
Jardine Matheson Holdings, Ltd.        14,000        36,120
-----------------------------------------------------------
REAL ESTATE DEVELOPMENT -- 1.2%
 ...........................................................
New World Development Co., Ltd.        33,000        83,061
-----------------------------------------------------------
RETAIL -- SPECIALTY -- 0.8%
 ...........................................................
Dickson Concepts International, Ltd.   73,500        56,923
 ..................................................---------
                                                    293,577
Total Hong Kong
-----------------------------------------------------------
IRELAND -- 2.1%
-----------------------------------------------------------
PAPER -- 2.1%
 ...........................................................
Jefferson Smurfit Group PLC            84,440       152,254
 ..................................................---------
                                                    152,254
Total Ireland
-----------------------------------------------------------
ITALY -- 2.9%
-----------------------------------------------------------
OIL EXPLORATION & PRODUCTION -- 1.1%
 ...........................................................
ENI SPA                                12,000        78,552
-----------------------------------------------------------
TELECOMMUNICATIONS -- 1.8%
 ...........................................................
Telecom Italia SPA                     12,300       105,118
 ...........................................................
Telecom Italia SPA -- RNC              3,425         21,590
 ..................................................---------
                                                    126,708
 ..................................................---------
                                                    205,260
Total Italy
-----------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
GLOBAL EQUITY FUND

                                       Shares      Value
-----------------------------------------------------------
JAPAN -- 8.7%
-----------------------------------------------------------
AUTO PARTS -- 0.9%
 ...........................................................
NIFCO, Inc.                            8,000     $   64,610
-----------------------------------------------------------
ELECTRONIC COMPONENTS -- 1.6%
 ...........................................................
Nintendo Co., Ltd.                     1,200        116,489
-----------------------------------------------------------
ELECTRONICS -- 3.0%
 ...........................................................
Kyocera Corporation                    2,200        116,436
 ...........................................................
Nichicon Corporation                   8,000        100,000
 ..................................................---------
                                                    216,436
-----------------------------------------------------------
FINANCAL SERVICES -- 1.8%
 ...........................................................
Promise Company, Ltd.                  2,500        130,319
-----------------------------------------------------------
LEISURE/TOYS -- 1.4%
 ...........................................................
NAMCO, Ltd.                            4,900         98,608
 ..................................................---------
                                                    626,462
Total Japan
-----------------------------------------------------------
NETHERLANDS -- 7.6%
-----------------------------------------------------------
BANKS -- 1.1%
 ...........................................................
ABN AMRO Holding N.V.                  3,585         75,414
-----------------------------------------------------------
CHEMICALS -- 1.5%
 ...........................................................
Akzo Nobel N.V.                        2,420        110,191
-----------------------------------------------------------
ELECTRONICS -- 1.4%
 ...........................................................
Koninklijke (Royal) Philips
  Electronics N.V.                     1,460         97,969
-----------------------------------------------------------
INSURANCE -- MULTI-LINE -- 1.9%
 ...........................................................
ING Groep N.V.                         2,255        137,505
-----------------------------------------------------------
TELECOMMUNICATIONS -- 0.9%
 ...........................................................
Koninklijke KPN N.V.                   1,300         65,078
-----------------------------------------------------------
TRANSPORTATION -- SERVICES -- 0.8%
 ...........................................................
TNT Post Group N.V. #                  1,845         59,445
 ..................................................---------
                                                    545,602
Total Netherlands
-----------------------------------------------------------
                                       Shares      Value
-----------------------------------------------------------
NEW ZEALAND -- 1.5%
-----------------------------------------------------------
BUILDING MATERIALS -- 1.5%
 ...........................................................
Fletcher Challenge Building            69,015    $  106,833
 ..................................................---------
                                                    106,833
Total New Zealand
-----------------------------------------------------------
NORWAY -- 0.8%
-----------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 0.8%
 ...........................................................
Nycomed Amersham                       7,805         54,294
 ..................................................---------
                                                     54,294
Total Norway
-----------------------------------------------------------
SINGAPORE -- 2.3%
-----------------------------------------------------------
COMPUTERS -- 2.3%
 ...........................................................
Creative Technology, Ltd. #            11,200       168,000
 ..................................................---------
                                                    168,000
Total Singapore
-----------------------------------------------------------
SPAIN -- 1.7%
-----------------------------------------------------------
TELECOMMUNICATIONS -- 1.7%
 ...........................................................
Telefonica de Espana S.A.              2,690        119,725
 ...........................................................
Telefonica de Espana S.A. -- Bonus
  Rights #                             2,690          2,391
 ..................................................---------
                                                    122,116
Total Spain
-----------------------------------------------------------
SWEDEN -- 1.6%
-----------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.6%
 ...........................................................
Electrolux AB -- Class B               6,675        114,876
 ..................................................---------
                                                    114,876
Total Sweden........................
-----------------------------------------------------------
SWITZERLAND -- 7.7%
-----------------------------------------------------------
BUILDING MATERIALS -- 1.4%
 ...........................................................
Forbo Holding AG "registered"            224         97,852
-----------------------------------------------------------
FOOD PRODUCERS -- 1.1%
 ...........................................................
Nestle SA "registered"                    38         82,723
-----------------------------------------------------------
INSURANCE -- 1.6%
 ...........................................................
Schweizerische Rueckversicherungs-
  Gesellschaft "registered"               44        114,717
-----------------------------------------------------------
MACHINERY & EQUIPMENT -- 1.0%
 ...........................................................
SIG Schweizerische
  Industrie-Gesellschaft Holding         126         74,307
-----------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
GLOBAL EQUITY FUND

                                       Shares      Value
-----------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 2.6%
 ...........................................................
Novartis AG "registered"                  94     $  184,783
 ..................................................---------
                                                    554,382
Total Switzerland
-----------------------------------------------------------
UNITED KINGDOM -- 18.4%
-----------------------------------------------------------
APPAREL & TEXTILES -- 1.0%
 ...........................................................
Coats Viyella PLC                      154,380       69,355
-----------------------------------------------------------
BANKS -- 3.7%
 ...........................................................
Lloyds TSB Group PLC                   8,892        126,204
 ...........................................................
National Westminster Bank PLC          7,150        137,765
 ..................................................---------
                                                    263,969
-----------------------------------------------------------
BUILDING MATERIALS -- 1.8%
 ...........................................................
Hanson PLC                             16,430       129,923
-----------------------------------------------------------
DIVERSIFIED -- 0.8%
 ...........................................................
Cookson Group PLC                      27,000        58,403
-----------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 3.6%
 ...........................................................
BTR PLC                                20,837        42,645
 ...........................................................
Elementis PLC                          55,010        76,428
 ...........................................................
Tomkins PLC                            29,832       140,474
 ..................................................---------
                                                    259,547
-----------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 1.2%
 ...........................................................
TI Group PLC                           16,090        86,808
-----------------------------------------------------------
FOOD & BEVERAGES -- 1.4%
 ...........................................................
Allied Domecq PLC                      11,210       101,935
-----------------------------------------------------------
INSURANCE -- 2.6%
 ...........................................................
Allied Zurich AG PLC #                 5,870         87,855
 ...........................................................
CGU PLC                                6,340         99,109
 ..................................................---------
                                                    186,964
-----------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 0.6%
 ...........................................................
Medeva PLC                             25,878        45,642
-----------------------------------------------------------
TOBACCO -- 0.9%
 ...........................................................
B.A.T. Industries PLC                  7,230         64,180
-----------------------------------------------------------
                                       Shares      Value
-----------------------------------------------------------
UTILITY -- ELECTRIC -- 0.8%
 ...........................................................
Powergen PLC                           4,400     $   57,983
 ..................................................---------
                                                  1,324,709
Total United Kingdom
-----------------------------------------------------------
UNITED STATES -- 24.6%
-----------------------------------------------------------
AEROSPACE -- 1.1%
 ...........................................................
Northrop Grumman Corporation           1,100         80,438
-----------------------------------------------------------
AUTO PARTS -- 1.0%
 ...........................................................
Dana Corporation                       1,800         73,575
-----------------------------------------------------------
AUTOS & TRUCKS -- 1.0%
 ...........................................................
Ford Motor Company                     1,260         73,946
-----------------------------------------------------------
BANKS -- 1.5%
 ...........................................................
Bank One Corporation                   2,106        107,538
-----------------------------------------------------------
BUILDING & FOREST PRODUCTS -- 1.0%
 ...........................................................
Weyerhaeuser Company                   1,450         73,678
-----------------------------------------------------------
CONGLOMERATES -- 1.1%
 ...........................................................
Tenneco, Inc.                          2,400         81,750
-----------------------------------------------------------
FINANCIAL SERVICES -- 1.2%
 ...........................................................
Household International, Inc.          2,210         87,571
-----------------------------------------------------------
INSURANCE -- 1.1%
 ...........................................................
Safeco Corporation                     1,800         77,288
-----------------------------------------------------------
MACHINERY  -- 1.2%
 ...........................................................
New Holland N.V.                       6,220         85,136
-----------------------------------------------------------
METALS & MINING -- 1.0%
 ...........................................................
Alcoa, Inc.                            1,000         74,563
-----------------------------------------------------------
OIL -- DOMESTIC -- 1.9%
 ...........................................................
Occidental Petroleum Corporation       3,400         57,375
 ...........................................................
Phillips Petroleum Company             1,840         78,430
 ..................................................---------
                                                    135,805
-----------------------------------------------------------
PHOTOGRAPHY & OPTICAL -- 1.4%
 ...........................................................
Eastman Kodak Company                  1,400        100,800
-----------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
GLOBAL EQUITY FUND

                                       Shares      Value
-----------------------------------------------------------
RETAIL -- SPECIALTY APPAREL -- 1.1%
 ...........................................................
The Limited, Inc.                      2,600     $   75,725
-----------------------------------------------------------
SAVINGS & LOANS -- 1.1%
 ...........................................................
Fannie Mae                             1,050         77,700
-----------------------------------------------------------
TOBACCO -- 2.2%
 ...........................................................
Philip Morris Companies, Inc.          2,905        155,418
-----------------------------------------------------------
UTILITY -- ELECTRIC -- 1.8%
 ...........................................................
GPU, Inc.                              1,590         70,258
 ...........................................................
Texas Utilities Company                1,200         56,025
 ..................................................---------
                                                    126,283
-----------------------------------------------------------
UTILITY -- TELEPHONE -- 3.9%
 ...........................................................
AT&T Corporation                       1,300         97,825
 ...........................................................
ALLTEL Corporation                     1,800        107,663
 ...........................................................
GTE Corporation                        1,200         78,000
 ..................................................---------
                                                    283,488
 ..................................................---------
                                                  1,770,702
Total United States
-----------------------------------------------------------
Total common stock--
  (cost $6,838,232)                               7,013,345
-----------------------------------------------------------

                                     Principal
CASH EQUIVALENTS -- 1.2%              Amount       Value
-----------------------------------------------------------
Chase Bank Domestic Liquidity Fund
  (cost $89,741)                     $ 89,741    $   89,741
-----------------------------------------------------------
Total investments -- 98.8%
  (cost $6,927,973)                               7,103,086
 ...........................................................
Other assets in excess of
  liabilities -- 1.2%                                83,568
 ..................................................
                                                  ---------
Total net assets -- 100.0%                       $7,186,654
-----------------------------------------------------------

# Non-income producing security.

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
BALANCED FUND

COMMON STOCKS -- 44.0%                Shares      Value
----------------------------------------------------------
AEROSPACE -- 2.4%
 ..........................................................
Lockheed Martin Corporation            8,800   $   745,800
 ..........................................................
Northrop Grumman Corporation          17,000     1,243,125
 ..........................................................
Rockwell International Corporation    11,400       553,613
 ................................................----------
                                                 2,542,538
----------------------------------------------------------
APPAREL & TEXTILES -- 0.3%
 ..........................................................
Russell Corporation                   17,500       355,469
----------------------------------------------------------
AUTO PARTS -- 0.9%
 ..........................................................
Dana Corporation                      17,300       707,137
 ..........................................................
Meritor Automotive, Inc.                   1            21
 ..........................................................
TRW Inc.                               4,300       241,606
 ................................................----------
                                                   948,764
----------------------------------------------------------
AUTOS & TRUCKS -- 2.8%
 ..........................................................
Ford Motor Company                    26,000     1,525,875
 ..........................................................
General Motors Corporation            21,300     1,524,281
 ................................................----------
                                                 3,050,156
----------------------------------------------------------
BANKS -- 2.4%
 ..........................................................
Bank One Corporation                  20,176     1,030,237
 ..........................................................
First Union Corporation               13,700       833,131
 ..........................................................
Washington Mutual, Inc.               17,500       668,281
 ................................................----------
                                                 2,531,649
----------------------------------------------------------
BEVERAGES -- 0.7%
 ..........................................................
Anheuser-Busch Companies, Inc.        11,400       748,125
----------------------------------------------------------
BUILDING & FOREST PRODUCTS -- 1.3%
 ..........................................................
Georgia-Pacific (Timber Group)        14,500       345,281
 ..........................................................
Weyerhaeuser Company                  19,900     1,011,169
 ................................................----------
                                                 1,356,450
----------------------------------------------------------
                                      Shares      Value
----------------------------------------------------------
CHEMICALS -- 1.3%
 ..........................................................
The Dow Chemical Company               9,000   $   818,437
 ..........................................................
Eastman Chemical Company              10,800       483,300
 ..........................................................
Millennium Chemicals, Inc.             2,042        40,585
 ................................................----------
                                                 1,342,322
----------------------------------------------------------
CONGLOMERATES -- 0.9%
 ..........................................................
Tenneco, Inc.                         29,200       994,625
----------------------------------------------------------
CONSUMER PRODUCTS -- 0.2%
 ..........................................................
Tupperware Corporation                13,400       220,263
----------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 0.5%
 ..........................................................
Harsco Corporation                    15,800       480,913
----------------------------------------------------------
FINANCIAL SERVICES -- 1.1%
 ..........................................................
Associates First Capital
  Corporation -- Class A               5,600       237,300
 ..........................................................
Household International, Inc.         13,000       515,125
 ..........................................................
Transamerica Corporation               3,400       392,700
 ................................................----------
                                                 1,145,125
----------------------------------------------------------
HEALTHCARE -- DRUGS -- 0.2%
 ..........................................................
American Home Products Corporation       800        45,050
 ..........................................................
Bristol Myers Squibb Company           1,500       200,719
 ................................................----------
                                                   245,769
----------------------------------------------------------
HEALTHCARE -- MEDICAL PRODUCTS -- 0.2%
 ..........................................................
Baxter International, Inc.             2,600       167,212
----------------------------------------------------------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.8%
 ..........................................................
Whirlpool Corporation                 15,400       852,775
----------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
BALANCED FUND

                                      Shares      Value
----------------------------------------------------------
INSURANCE -- 3.2%
 ..........................................................
American General Corporation           9,300   $   725,400
 ..........................................................
Harleysville Group, Inc.              17,000       438,813
 ..........................................................
Lincoln National Corporation           7,000       572,687
 ..........................................................
Safeco Corporation                    17,000       729,938
 ..........................................................
St. Paul Companies, Inc.              16,200       562,950
 ..........................................................
TIG Holdings, Inc.                    27,800       432,637
 ..................... ......................    ----------
                                                 3,462,425
----------------------------------------------------------
LEISURE/TOYS -- 0.4%
 ..........................................................
Fortune Brands, Inc.                  15,200       480,700
----------------------------------------------------------
MACHINERY -- 0.8%
 ..........................................................
Deere & Company                        1,400        46,375
 ..........................................................
New Holland N.V                       55,500       759,656
 ..................... ......................    ----------
                                                   806,031
----------------------------------------------------------
METALS & MINING -- 1.9%
 ..........................................................
Alcoa, Inc.                           12,300       917,119
 ..........................................................
Phelps Dodge Corporation               9,700       493,487
 ..........................................................
Reynolds Metals Company               12,100       637,519
 ..................... ......................    ----------
                                                 2,048,125
----------------------------------------------------------
OIL-DOMESTIC -- 2.9%
 ..........................................................
Atlantic Richfield Company             7,000       456,750
 ..........................................................
Occidental Petroleum Corporation      30,900       521,438
 ..........................................................
Phillips Petroleum Company            26,000     1,108,250
 ..........................................................
Texaco Inc.                            1,300        68,738
 ..........................................................
USX-Marathon Group, Inc.              18,600       560,325
 ..........................................................
Ultramar Diamond Shamrock
  Corporation                         16,700       404,975
 ..................... ......................    ----------
                                                 3,120,476
----------------------------------------------------------

                                      Shares      Value
----------------------------------------------------------
PAPER -- 1.7%
 ..........................................................
Georgia-Pacific Group                  8,600   $   503,637
 ..........................................................
International Paper Company           15,200       681,150
 ..........................................................
Union Camp Corporation                10,100       681,750
 ..................... ......................    ----------
                                                 1,866,537
----------------------------------------------------------
PHOTOGRAPHY & OPTICAL -- 0.7%
 ..........................................................
Eastman Kodak Company                 10,400       748,800
----------------------------------------------------------
POLLUTION CONTROL -- 0.9%
 ..........................................................
Browning-Ferris Industries, Inc.      13,300       378,219
 ..........................................................
Waste Management, Inc.                12,300       573,488
 ..................... ......................    ----------
                                                   951,707
----------------------------------------------------------
RAILROADS -- 1.1%
 ..........................................................
CSX Corporation                        9,700       402,550
 ..........................................................
Norfolk Southern Corporation          26,000       823,875
 ..................... ......................    ----------
                                                 1,226,425
----------------------------------------------------------
RETAIL -- 1.6%
 ..........................................................
Intimate Brands, Inc.                 12,500       373,437
 ..........................................................
J.C. Penney Company, Inc.              9,400       440,625
 ..........................................................
May Department Stores Company          9,000       543,375
 ..........................................................
Sears, Roebuck & Company               9,500       403,750
 ..................... ......................    ----------
                                                 1,761,187
----------------------------------------------------------
SAVINGS & LOAN -- 1.0%
 ..........................................................
Fannie Mae                            15,000     1,110,000
----------------------------------------------------------
STEEL -- 0.7%
 ..........................................................
USX-U.S. Steel Group, Inc.            33,700       775,100
----------------------------------------------------------
TOBACCO -- 2.0%
 ..........................................................
Philip Morris Companies, Inc.         39,700     2,123,950
----------------------------------------------------------
TRUCKING -- 0.1%
 ..........................................................
Ryder System, Inc.                     5,300       137,800
----------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
BALANCED FUND

                                      Shares      Value
----------------------------------------------------------
UTILITY-ELECTRIC -- 5.5%
 ..........................................................
CMS Energy Corporation                 6,400   $   310,000
 ..........................................................
Central & South West Corporation      16,600       455,462
 ..........................................................
DTE Energy Company                    13,800       591,675
 ..........................................................
Edison International                  22,400       624,400
 ..........................................................
Entergy Corporation                    8,900       277,012
 ..........................................................
GPU, Inc.                              6,700       296,056
 ..........................................................
Illinova Corporation                  30,300       757,500
 ..........................................................
PECO Energy Company                   16,100       670,162
 ..........................................................
P P & L Resources, Inc.               11,500       320,562
 ..........................................................
PacifiCorp                            14,400       303,300
 ..........................................................
Public Service Enterprises Group,
  Inc.                                 8,100       324,000
 ..........................................................
SCANA Corporation                     16,600       535,350
 ..........................................................
Texas Utilities Company                6,300       294,131
 ..........................................................
USEC, Inc.                             7,940       110,217
 ..................... ......................    ----------
                                                 5,869,827
----------------------------------------------------------
UTILITY -- GAS PIPELINE -- 0.2%
 ..........................................................
Peoples Energy Corporation             5,000       199,375
----------------------------------------------------------
UTILITY -- TELEPHONE -- 3.3%
 ..........................................................
AT&T Corporation                      13,300     1,000,825
 ..........................................................
ALLTEL Corporation                    11,200       669,900
 ..........................................................
Bell Atlantic Corporation             14,500       768,500
 ..........................................................
GTE Corporation                        4,500       292,500
 ..........................................................
SBC Communications, Inc.              14,900       799,012
 ..................... ......................    ----------
                                                 3,530,737
----------------------------------------------------------
Total common stocks (cost
  $41,201,351)                                  47,201,357
----------------------------------------------------------

CORPORATE BONDS                   Principal
-- 16.2%                           Amount         Value
----------------------------------------------------------
BANKS -- 1.4%
 ..........................................................
MBNA Corporation, 5.5693%,
  6/17/2002 #                    $ 1,500,000   $ 1,490,805
----------------------------------------------------------
EUROBANKS -- 5.5%
 ..........................................................
Foreningsbanken Kredit AB, CLB
  12/18/2001, 5.9760%,
  12/29/2049 #                     2,500,000     2,478,750
 ..........................................................
Nordbanken, CLB 10/25/2001
  (Acquired 12/11/1996, cost
  $1,993,795), 5.8092%,
  10/29/2049 #, r                  2,000,000     1,945,982
 ..........................................................
Okobank, CLB 9/09/2002,
  5.7386%, 9/29/2049 #             1,500,000     1,502,466
 ..................... ......................    ----------
                                                 5,927,198
----------------------------------------------------------
FINANCIAL SERVICES -- 3.4%
 ..........................................................
Countrywide Home Loans, Inc.,
  6.84%, 10/22/2004                2,500,000     2,568,325
 ..........................................................
Florida Windstorm (Acquired
  7/31/1997, cost $998,928),
  6.85%, 8/25/2007 r               1,000,000     1,042,287
 ..................... ......................    ----------
                                                 3,610,612
----------------------------------------------------------
INDUSTRIAL -- 1.9%
 ..........................................................
Rite Aid Corp. (Acquired
  12/16/1998, cost $747,645),
  6.00%, CLB 12/15/2005 r            750,000       753,354
 ..........................................................
Safeway Inc., 6.50%, CLB
  11/15/2008                       1,200,000     1,246,015
 ..................... ......................    ----------
                                                 1,999,369
----------------------------------------------------------
PAPER -- 1.7%
 ..........................................................
Fort Howard Corporation,
  11.00%, CLB 1/02/2002            1,821,781     1,819,344
----------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
BALANCED FUND

                                  Principal
                                   Amount         Value
----------------------------------------------------------
TRANSPORTATION -- 2.3%
 ..........................................................
Delta Air Lines ETC:
  9.90%, CLB 1/02/2002           $   150,000   $   163,710
  10.50%, 4/30/2016                  750,000       975,694
 ..........................................................
Northwest Airlines, Inc.,
  11.30%, CLB 12/21/2012           1,063,815     1,325,699
 ..................... ......................    ----------
                                                 2,465,103
----------------------------------------------------------
Total corporate bonds (cost
  $17,293,669)                                  17,312,431
----------------------------------------------------------
GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 14.0%
----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 9.9%
 ..........................................................
Federal Home Loan Mortgage
  Corporation,
  1189 K, 10.6013%, CLB
  1/15/2021 #                        356,304       360,076
 ..........................................................
  2067 PD, 6.50%, CLB 9/15/2026    2,900,000     2,954,562
 ..........................................................
  6.00%, 12/01/2028 '              3,000,000     2,966,892
 ..........................................................
Federal National Mortgage
  Association:
  1993-46 SG, 8.0499%,
    7/25/2022 #                      571,758       571,301
 ..........................................................
  G93-31 SD, 10.8610%,
    12/25/2022 #                      50,976        50,934
 ..........................................................
  1998-34 ZE, 6.50%, 6/18/2028       690,261       688,397
 ..........................................................
  6.00%, 1/25/2029 '               3,000,000     2,965,017
 ..................... ......................    ----------
                                                10,557,179
----------------------------------------------------------
PASS-THROUGH SECURITIES -- 2.5%
 ..........................................................
Government National Mortgage
  Association,
  8404, 6.625%, 9/20/2018 #          858,558       877,957
 ..........................................................
  8919, 6.875%, 2/20/2022 #        1,002,554     1,025,583
 ..........................................................
  8247, 6.625%, 7/20/2023 #          802,951       820,118
 ..................... ......................    ----------
                                                 2,723,658
----------------------------------------------------------

                                  Principal
                                   Amount         Value
----------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 1.6%
 ..........................................................
Federal National Mortgage
  Association:
  0.00%, 10/09/2019              $ 3,025,000   $   908,250
 ..........................................................
  1994-53 E (PO), 0.00%,
    11/25/2023                       889,671       857,800
 ..................... ......................    ----------
                                                 1,766,050
----------------------------------------------------------
Total government agency
  mortgage-backed securities
  (cost $14,881,373)                            15,046,887
----------------------------------------------------------

NON-AGENCY MORTGAGE-
BACKED SECURITIES
-- 15.4%
------------------------------------------------------------
ASSET-BACKED SECURITIES -- 9.7%
 ............................................................
Ditech Home Loan Owner Trust,
  1997-1 A3, 6.71%, CLB
  8/15/2018                         1,750,000      1,784,414
 ............................................................
GREAT 1998-1 A1 (Acquired
  7/02/1998, cost $1,129,745)
  7.33%, 9/15/2007 r                1,129,745        790,821
 ............................................................
Green Tree Financial
  Corporation, 1996-5 B2,
  8.45%, CLB 7/15/2027              1,549,754      1,471,298
 ............................................................
Heilig-Meyers Master Trust
  (Acquired 2/20/1998, cost
  $1,399,872), 1998-1A A,
  6.125%, CLB 1/20/2007 r           1,400,000      1,399,923
 ............................................................
IMC Home Equity Loan Trust,
  1996-4 A4, 7.11%, CLB
  8/25/2014                         1,250,000      1,273,894
 ............................................................
Nomura Asset Securities
  Corporation:
  1995-MD3 A1B, 8.15%, CLB
    3/04/2020                       1,000,000      1,121,685
 ............................................................
  1998-D6 A1B, 6.59%, CLB
    3/17/2028                       2,500,000      2,608,763
 ...................... ......................     ----------
                                                  10,450,798
------------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
BALANCED FUND

                                   Principal
                                    Amount          Value
------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.5%
 ............................................................
GE Capital Mortgage Services,
  Inc., 1995-8 A5, 7.50%, CLB
  10/25/2025                      $        29    $        29
 ............................................................
Independent National Mortgage
  Corporation, 1996-D A2,
  7.00%, CLB 5/25/2026                164,363        164,571
 ............................................................
  1996-E A5, 7.00%, CLB
    5/25/2026                       1,635,498      1,646,390
 ............................................................
PNC Mortgage Securities
  Corporation, 1996-1 A11,
  Class Z, 7.50%, CLB 6/25/2026     1,902,183      1,952,277
 ...................... ......................     ----------
                                                   3,763,267
------------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 2.2%
 ............................................................
Chase Commercial Mortgage
  Securities Corporation,
  1997-1 X (IO), 1.437%, CLB
  4/19/2015 #                      22,103,081      1,678,464
 ............................................................
Donaldson, Lufkin & Jenrette
  (Acquired 4/25/1997, cost
  $700,049), 1997-CF1 VS (IO),
  1.0923%, CLB 5/15/2030 # r       11,790,550        641,111
 ...................... ......................     ----------
                                                   2,319,575
------------------------------------------------------------
Total non-agency
  mortgage-backed securities
  (cost $16,835,685)                              16,533,640
------------------------------------------------------------

PREFERRED STOCKS
-- 0.9%                            Shares
----------------------------------------------------------
Home Ownership Funding 2,
  (Acquired 2/20/1997, Cost
  $1,000,000) r                        1,000       950,000
----------------------------------------------------------

U.S. TREASURY OBLIGATIONS         Principal
-- 8.7%                            Amount         Value
-----------------------------------------------------------
U.S. Treasury Bonds:
  6.25%, 2/28/2002 "             $   950,000   $    993,400
 ...........................................................
U.S. Treasury Notes:
  7.25%, 5/15/2004                   350,000        392,328
 ...........................................................
  6.50%, 10/15/2006 "              3,400,000      3,775,064
 ...........................................................
  6.625%, 5/15/2007 "              1,975,000      2,222,265
 ..................... ......................    -----------
                                                  6,389,657
-----------------------------------------------------------
U.S. Treasury Strips:
 ...........................................................
  0.00%, 2/15/2009                 3,150,000      1,902,143
-----------------------------------------------------------
Total U.S. Treasury obligations
  (cost $9,265,520)                               9,285,200
-----------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.5%
-----------------------------------------------------------
VARIABLE RATE DEMAND
  NOTES* -- 1.5%
 ...........................................................
General Mills, Inc., 5.2337%         668,420        668,420
 ...........................................................
Pitney Bowes, Inc., 5.2337%          325,596        325,596
 ...........................................................
Sara Lee, Corp., 5.2287%             258,674        258,674
 ...........................................................
Warner-Lambert Co., 5.1760%          323,374        323,374
 ..................... ......................    -----------
Total short-term investments                      1,576,064
  (cost $1,576,064)
-----------------------------------------------------------
Total investments -- 100.7%
  (cost $102,053,662)                           107,905,579
 ...........................................................
Liabilities in excess of other
  assets -- (0.7)%                                 (728,485)
 ..................... ......................    -----------
                                               $107,177,094
Total net assets -- 100.0%
-----------------------------------------------------------

# Variable rate security. The rate listed is as of December 31, 1998.

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 1998.

IO -- Interest Only.

PO-- Principal Only.

CLB -- Callable.

r -- Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

' -- When-issued security.

" -- Security segregated as collateral to cover when-issued security.

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

       CORPORATE BONDS AND           Principal
          NOTES -- 22.2%              Amount         Value
-------------------------------------------------------------
BANKS -- 1.8%
The Hertz Corporation, 6.625%,
  5/15/2008                         $ 1,000,000   $ 1,040,114
 .............................................................
MBNA Corporation, 5.5693%,
  6/17/2002 #                           500,000       496,935
 ...................................................
                                                   ----------
                                                    1,537,049
-------------------------------------------------------------
EUROBANKS -- 2.3%
 .............................................................
Nordbanken, CLB 9/27/2001
  5.95%, 9/29/2049 #                  1,300,000     1,284,608
 .............................................................
Svenska Hndls Banken, CLB
  3/03/2002 5.7767%, 3/29/2049          700,000       684,565
 ...................................................
                                                   ----------
                                                    1,969,173
-------------------------------------------------------------
FINANCIAL SERVICES -- 5.9%
 .............................................................
Associates Corp., NA
  5.75%, 11/01/2003                   1,400,000     1,411,469
 .............................................................
AT & T Capital Corp.
  4.53%, 10/24/2000                     500,000       497,447
 .............................................................
Countrywide Home Loans, Inc.,
  5.7528%, 3/16/2005 #                  450,000       446,940
 .............................................................
General Motors Acceptance Corp.,
  8.25%, 3/01/2005                      750,000       852,165
 .............................................................
Lehman Brothers Holdings,
  6.20%, 1/15/2002                    1,900,000     1,886,383
 ...................................................
                                                   ----------
                                                    5,094,404
-------------------------------------------------------------
INDUSTRIAL  -- 8.4%
 .............................................................
Fred Meyer Inc., 7.375%, CLB
  3/01/2005                             750,000       795,156
 .............................................................
Kroger Co., 6.80%, CLB 12/15/2018     1,500,000     1,502,421
 .............................................................
Petroleos Mexicanos (Acquired
  11/19/1998, cost $800,000),
  9.375%, 12/02/2008 r                  800,000       796,000
 .............................................................

-------------------------------------------------------------
                                     Principal
                                      Amount         Value
Rite Aid Corp. (Acquired
  12/16/1998, cost $1,246,075),
  6.00%, CLB 12/15/2005 r           $ 1,250,000   $ 1,255,590
 .............................................................
Safeway Inc., 6.50%, CLB
  11/15/2008                          1,600,000     1,661,354
 .............................................................
USA Networks Inc. (Acquired
  11/18/1998, cost $995,200),
  6.75%, 11/15/2005 r                 1,000,000     1,005,103
 .............................................................
Westinghouse Electric Corporation,
  8.93%, 6/22/1999                      250,000       253,168
 ...................................................
                                                   ----------
                                                    7,268,792
-------------------------------------------------------------
OIL & GAS (DOMESTIC) -- 0.5%
Harcor Energy, Inc., CLB
  7/15/1999, 14.875%, 7/15/2002         400,000       458,436
-------------------------------------------------------------
SAVINGS & LOAN -- 0.5%
 .............................................................
Western Financial Savings, CLB
  7/1/2000, 8.50%, 7/01/2003            500,000       411,665
-------------------------------------------------------------
TELECOMMUNICATIONS -- 1.7%
 .............................................................
TKR Cable, Inc., CLB 10/30/1999,
  10.50%, 10/30/2007                    600,000       653,278
 .............................................................
Worldcom, Inc., CLB 1/15/2001,
  8.875%, 1/15/2006                     775,000       844,659
 ...................................................
                                                   ----------
                                                    1,497,937
-------------------------------------------------------------
TRANSPORTATION -- 1.1%
 .............................................................
Delta Air Lines ETC: 9.90%, CLB
  1/02/2002                             250,000       272,849
 .............................................................
  10.50%, 4/30/2016                     500,000       650,462
 ...................................................
                                                   ----------
                                                      923,311
-------------------------------------------------------------
Total corporate bonds and notes
  (cost $16,499,848)                               19,160,767
-------------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

GOVERNMENT AGENCY MORTGAGE-BACKED    Principal
SECURITIES -- 20.6%                   Amount         Value
-------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 18.2%
 .............................................................
Federal Home Loan Mortgage
  Corporation:
  1564 SE, 8.6860%, CLB
    8/15/2008 #                     $   250,788   $   251,521
 .............................................................
  1261 J, 8.00%, CLB 7/15/2021          676,129       699,203
 .............................................................
  1573 GC, 10.5900%,
    CLB 1/15/2023 #                   1,094,171     1,118,237
 .............................................................
  1468 S, 12.3270%, CLB
    2/15/2023 #                         449,224       454,639
 .............................................................
  2067 PD, 6.50%, CLB 9/15/2026       1,200,000     1,222,577
 .............................................................
  6.00%, 12/15/2028 '                 4,000,000     3,955,856
 .............................................................
  2118 Z, 6.50%, 1/15/2029              818,000       792,949
 .............................................................
Federal National Mortgage
  Association:
  1993-46 SG, 7.3500%, 7/25/2022 #      980,552       979,767
 .............................................................
  1993-37 SB, 7.1020%, 3/25/2023 #      224,549       224,358
 .............................................................
  1993-54 SD, 7.3500%, 4/25/2023 #      319,797       317,406
 .............................................................
  1993-G27 SB, 6.9043%, 8/25/2023
    #                                    89,277        86,485
 .............................................................
  1996-63 SC, 10.6890%, 1/18/2027
    #                                       685           686
 .............................................................
  1998-48 ZN, 6.50%, 8/25/2028          320,086       319,333
 .............................................................
  1998-51 Z, 6.50%, 9/25/2028           334,768       329,956
 .............................................................
  6.00%, 1/25/2029 '                  4,250,000     4,200,441
-------------------------------------------------------------
Government National Mortgage
  Association, 1997-7 SB,
  16.8670%, CLB 5/16/2027 #             812,807       837,797
 ..................................................
                                                   ----------
                                                   15,791,211
-------------------------------------------------------------
PASS-THROUGH SECURITIES -- 0.5%
 .............................................................
Government National Mortgage
  Association, 8247, 6.625%,
  7/20/2023 #                           401,475       410,059
-------------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 1.9%
 .............................................................
Federal National Mortgage
  Association:
  0.00% (PO), 10/09/2019                400,000       120,099
 .............................................................
  0.00% (PO), 9/25/2023                 571,654       548,118
 .............................................................

                                     Principal
                                      Amount         Value
-------------------------------------------------------------
  0.00% (PO), 5/18/2027             $   969,190   $   953,230
 .............................................................
  1998-48 CI (IO), 6.50%,
    8/25/2028                           219,944        20,367
 ..................................................
                                                   ----------
                                                    1,641,814
-------------------------------------------------------------
Total government agency mortgage-
  backed securities (cost
  $17,377,325)                                     17,843,084
-------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED
SECURITIES -- 18.2%
-------------------------------------------------------------
ASSET BACKED SECURITIES -- 13.7%
 .............................................................
Associates Manufactured Housing
  Pass-Through Certificates,
  1996-2 A4, 6.60%, CLB 6/15/2027       500,000       510,342
 .............................................................
Commercial Financial Services
  Securitized Multiple Asset Rated
  Trust (Acquired 9/24/1997, cost
  $363,529), 1997-5 A1, 7.72%,
  6/15/2005 r                           363,529       254,470
 .............................................................
Commercial Mortgage Acceptance
  Corporation (Acquired 3/13/1998,
  cost $291,373), 1996-C2 A2,
  7.0139%, CLB 9/15/2023 r              288,176       292,152
 .............................................................
CPS Auto Trust, 1998-1 A, 6.00%,
  CLB 8/15/2003                         414,185       418,407
 .............................................................
The C.S. First Boston Mortgage
  Securities Corp. Commercial
  Mortgage Pass-Through
  Certificates, Series, 1998-C1
  A1B, 6.48%, 5/17/2008                 750,000       776,479
 .............................................................
Ditech Home Loan Owner Trust,
  1997-1 A3, 6.71%, CLB 8/15/2018       600,000       611,799
 .............................................................
Firstplus Home Loan Trust, 1996-2
  A4, 7.35%, CLB 10/20/2009             499,852       500,059
 .............................................................
GREAT (Acquired 7/02/1998, cost
  $2,766,722), 1998-1 A1 7.33%,
  9/15/2007 r                           161,392       112,974
 .............................................................

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

                                     Principal
                                      Amount         Value
-------------------------------------------------------------
Green Tree Financial Corporation:
  1995-4 A4, 6.75%, CLB 7/15/2025   $   400,000   $   404,410
 .............................................................
  1996-5 B2, 8.45%, CLB 7/15/2027       749,881       711,918
 .............................................................
Green Tree Recreational, Equipment
  & Consumer Trust, 1996-B CTFS,
  7.70%, CLB 7/15/2018                  450,000       434,250
 .............................................................
Heilig-Meyers Master Trust
  (Acquired 2/20/1998, cost
  $499,954), 1998-1A A, 6.125%,
  CLB 1/20/2007 r                       500,000       499,972
 .............................................................
Home Loan Owner Trust (Acquired
  8/20/1998, cost $801,500), 1998-
  1A A2, 6.29%, CLB 7/15/2011 r         800,000       800,250
 .............................................................
IMC Home Equity Loan Trust, 1996-4
  A4, 7.11%, CLB 8/25/2014              750,000       764,336
 .............................................................
Nomura Asset Securities
  Corporation:
  1995-MD3 A1B, 8.15%, CLB
    3/04/2020                           750,000       841,264
 .............................................................
  1998-D6 A1B, 6.59%, CLB
    3/15/2030                           850,000       886,979
 .............................................................
Resolution Trust Corporation,
  1994-C2 G, 8.00%, CLB 4/25/2025       526,728       540,099
 .............................................................
  1994-C1 E, 8.00%, CLB 6/25/2026       998,020       988,040
 .............................................................
The Ugly Duckling Auto Grantor
  Trust (Acquired 12/18/1998, cost
  $7,255,311), 1998-D A, 5.90%,
  5/15/2003 r                         1,500,000     1,499,062
 ...................................................
                                                   ----------
                                                   11,847,262
-------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.5%
 .............................................................
Blackrock Capital Finance L.P
  (Acquired 6/23/1997, cost
  $221,538), 1997-R2 AP, 1.4390%,
  10/25/2035 # r                        222,896       230,697
 .............................................................
CMC Securities Corporation, 1994-G
  A4, 7.00%, CLB 9/25/2024              200,000       203,920
 .............................................................
Citicorp Mortgage Securities,
  Inc., 1997-3 A2, 6.92%, CLB
  8/25/2027                             195,107       195,859
 .............................................................

                                     Principal
                                      Amount         Value
-------------------------------------------------------------
Collateralized Mortgage
  Obligations Trust, 57 D, 9.90%,
  CLB 2/01/2019                     $   319,965   $   335,764
 .............................................................
GE Capital Mortgage Services,
  Inc., 1994-24 A4, 7.00%,
  7/25/2024                             169,843       173,055
 .............................................................
Housing Securities, Inc.:
  (Acquired 3/03/1995, cost
    $303,411), 1994-1 AB2, 6.50%,
    CLB 3/25/2009 r                     459,714       384,459
 .............................................................
  (Acquired 1/19/1995, cost
    $176,800), 1994-2 B1, 6.50%,
    CLB 7/25/2009 r                     234,951       217,542
 .............................................................
ICI Funding Corporation Secured
  Assets Corporation, 1997-2 1A4,
  7.60%, CLB 7/25/2028                  750,000       753,174
 .............................................................
Independent National Mortgage
  Corporation, 1995-F A5, 8.25%,
  CLB 5/25/2010                         750,000       770,632
 .............................................................
Ocwen Residential MBS Corp.
  (Acquired 6/18/1998, cost
  $675,258), 1998-R2 AP, 4.9730%,
  CLB 11/25/2034 r #                    676,103       679,530
 ...................................................
                                                   ----------
                                                    3,944,632
-------------------------------------------------------------
Total non-agency mortgage-backed
  securities (cost $18,421,712)                    15,791,894
-------------------------------------------------------------
PREFERRED STOCK  -- 0.5%                 Shares
-------------------------------------------------------------
Home Ownership Funding 2,
  (Acquired 2/20/1997, cost
  $500,000) r                               500       475,000
-------------------------------------------------------------
                                      Principal
U.S. TREASURY OBLIGATIONS -- 35.5%       Amount
-------------------------------------------------------------
U.S. Treasury Bonds:
  6.375%, 8/15/2027                 $ 4,050,000     4,658,768
 .............................................................
U.S. Treasury Notes:
  7.25%, 8/15/2004                    3,750,000     4,218,750
 .............................................................
  6.625%, 5/15/2007                   4,075,000     4,584,375
 .............................................................
  4.75%, 11/15/2008                   2,500,000     2,520,313
 .............................................................

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

                                     Principal
                                      Amount         Value
-------------------------------------------------------------
U.S. Treasury Strips:
0.00%, 2/15/2009                    $24,400,000   $14,734,062
-------------------------------------------------------------
Total U.S. Treasury obligations
  (cost $30,538,340)                               30,716,268
-------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 12.6%
-------------------------------------------------------------
DISCOUNT NOTES--12.2%
 .............................................................
Finova Capital Corp., 6.40%,
  1/04/1999                           4,000,000     3,997,867
 .............................................................
Novartis AG, 5.50%, 1/08/1999         3,700,000     3,696,043
 .............................................................
Safeway Inc., 5.97%, 1/08/1999        2,900,000     2,896,634
 ...................................................
                                                   ----------
Total discount notes                               10,590,544
-------------------------------------------------------------
VARIABLE RATE DEMAND NOTES*--0.4%
 .............................................................
General Mills, Inc., 5.2337%            230,673       230,673
 .............................................................
Pitney Bowes, Inc., 5.2337%              37,405        37,405
 .............................................................
Sara Lee Corp., 5.2287%                  12,229        12,229
 .............................................................
Warner-Lambert Co., 5.176%               68,058        68,058
 ................ .................
                                                   ----------
Total variable rate demand notes
  (cost $348,365)                                     348,365
-------------------------------------------------------------

                                     Principal
                                      Amount         Value
-------------------------------------------------------------
Total short term investments (cost
  $10,938,909)                                    $10,938,909
-------------------------------------------------------------
Total investments -- 109.6%
  (cost $94,276,134)                               94,925,922
 .............................................................
Liabilities in excess of other
  assets -- (9.6%)                                 (8,317,414)
 ...................................................
                                                   ----------
Total net assets -- 100.0%                        $86,608,508
-------------------------------------------------------------

# Variable rate security. The rate listed is as of December 31, 1998.

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 1998.

IO -- Interest Only.

PO -- Principal Only.

CLB -- Callable.

r -- Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

-  -- When-issued security.


-- -- Security segregated as collateral to cover when-issued security.

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
LOW DURATION FUND


CORPORATE BONDS                  Principal
AND NOTES -- 22.8%                Amount         Value
----------------------------------------------------------
BANKS -- 0.8%
 ..........................................................
MBNA Corporation, 5.5693%,
  6/17/2002 #                   $ 1,125,000   $  1,118,104
 ..........................................................
MBNA Global Capital
  Securities, CLB 2/01/2007,
  6.0193%, 2/01/2027 #            2,000,000      1,847,824
 ...............................................-----------
                                                 2,965,928
----------------------------------------------------------
EUROBANKS -- 6.1%
 ..........................................................
Foreningsbanken Kredit AB, CLB
  12/18/2001, 5.9760%,
  12/29/2049 #                    5,750,000      5,701,125
 ..........................................................
Nordbanken, CLB 10/25/2001,
  5.8092%, 10/29/2049 #           6,680,000      6,499,580
 ..........................................................
Okobank, CLB 9/09/2002:
  5.7385%, 9/29/2049 #            2,750,000      2,754,521
  6.7937%, 10/29/2049 #           2,000,000      1,991,900
 ..........................................................
Skandinavinska Enskilda
  Banken, CLB 6/28/2003,
  6.25%, 6/29/2049 #              3,500,000      3,446,195
 ..........................................................
Svenska Handls Banken, CLB
  3/03/2002, 5.7767%,
  3/29/2049 #                     3,250,000      3,178,338
 ...............................................-----------
                                                23,571,659
----------------------------------------------------------
FINANCIAL SERVICES -- 5.0%
 ..........................................................
AT & T Capital Corp., 4.53%,
  10/24/2000 #                    2,750,000      2,735,959
 ..........................................................
Countrywide Home Loans, Inc.,
  5.7528%, 3/16/2005 #            5,000,000      4,966,005
 ..........................................................
Florida Windstorm (Acquired
  7/31/1997, cost $3,496,092),
  6.85%, 8/25/2007 r              3,500,000      3,648,004
 ..........................................................
General Motors Acceptance
  Corporation, 8.25%,
  3/01/2005                         500,000        568,110
 ..........................................................
Lehman Brothers Holdings,
  6.20%, 1/15/2002                7,500,000      7,446,247
 ...............................................-----------
                                                19,364,325
----------------------------------------------------------
                                 Principal
                                  Amount         Value
----------------------------------------------------------
INDUSTRIAL -- 5.0%
 ..........................................................
Fred Meyer Inc., CLB, 7.375%,
  3/01/2005                     $ 3,150,000   $  3,339,655
 ..........................................................
Petroleos Mexicanos (Acquired
  11/19/1998, cost
  $1,150,000), 9.375%,
  12/02/2008 r                    1,150,000      1,144,250
 ..........................................................
Rite Aid Corp., (Acquired
  12/16/98, cost $3,943,167),
  5.50%, 12/15/2000 r             3,950,000      3,935,338
  6.70%, 12/15/2001               4,200,000      4,313,828
 ..........................................................
Safeway Inc., 5.875%,
  11/15/2001                      5,000,000      5,017,435
 ..........................................................
USA Networks Inc. (Acquired
  11/18/1998, cost
  $1,691,840), 6.75%,
  11/15/2005 r                    1,700,000      1,708,675
 ...............................................-----------
                                                19,459,181
----------------------------------------------------------
MISCELLANEOUS -- 1.1%
 ..........................................................
URSA Major Rated Limited
  (Acquired 1/28/1998, cost
  $3,961,137), 5.90%,
  1/06/2003 r                     4,000,000      4,074,472
----------------------------------------------------------
OIL & GAS (DOMESTIC) -- 1.4%
 ..........................................................
Harcor Energy, Inc., CLB
  7/15/1999, 14.8750%,
  7/15/2002                       4,636,000      5,313,269
----------------------------------------------------------
PAPER -- 0.7%
 ..........................................................
Fort Howard Corporation,
  11.00%, 1/02/2002               2,686,498      2,682,903
----------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
LOW DURATION FUND

                                 Principal
                                  Amount         Value
----------------------------------------------------------
TELECOMMUNICATIONS --  2.7%
 ..........................................................
Continental Cablevision, Inc.,
  CLB 6/01/1999, 11.00%,
  6/01/2007                     $ 5,150,000   $  5,538,578
 ..........................................................
TKR Cable, Inc., CLB
  10/30/1999, 10.50%,
  10/30/2007                      4,675,000      5,090,121
 ...............................................-----------
                                                10,628,699
----------------------------------------------------------
Total corporate bonds and
  notes (cost $88,266,045)                      88,060,436
----------------------------------------------------------
GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 18.4%
----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 14.1%
 ..........................................................
Federal Home Loan Mortgage Corporation:
  1267 O, 7.25%, 12/15/2005           7,906          7,905
 ..........................................................
  1564 SB, 11.8520%, 8/15/2008
    #                             1,639,099      1,666,563
 ..........................................................
  1336 H, 7.75%, 1/15/2021          330,575        334,829
 ..........................................................
  1543 KE, 9.7912%, 9/15/2022
    #                               266,193        266,270
 ..........................................................
  1477 P, 10.0540%, 3/15/2023
    #                             1,968,078      1,988,412
 ..........................................................
  1617 D, 6.50%, 11/15/2023          71,000         68,300
 ..........................................................
  2094 Z, 6.50%, 4/15/2026        4,406,053      4,392,679
 ..........................................................
  6.00%, 12/15/2028              19,000,000     18,790,316
 ..........................................................
  2118 Z, 6.50%, 1/15/2029        4,000,000      3,877,500
 ..........................................................
                                 Principal
                                  Amount         Value
----------------------------------------------------------
Federal National Mortgage
  Association:
  1991-153 N, 7.50%, 2/25/2007  $   207,422   $    210,422
 ..........................................................
  1993-6 S, 9.0830%, 1/25/2008
    #                             1,917,953      1,964,040
 ..........................................................
  1988-26 C, 7.50%, 7/25/2018        49,698         50,221
 ..........................................................
  1991-147 K, 7.00%, 1/25/2021        3,713          3,737
 ..........................................................
  1992-138 O, 7.50%, 7/25/2022       25,548         25,498
 ..........................................................
  1993-45 SB, 9.2760%,
    4/25/2023 #                   1,500,000      1,506,825
 ..........................................................
  1994-60 D, 7.00%, 4/25/2024        30,000         28,804
 ..........................................................
  1997-83 SA, 8.3130%,
    6/18/2024 #                   4,988,679      4,999,044
 ..........................................................
  1997-76 FT, 6.0250%,
    9/17/2027 #                   1,253,228      1,243,976
 ..........................................................
  1998-67 ZA, 6.50%, 7/25/2028    8,546,042      8,521,447
 ..........................................................
  1998-48 CI, 6.50%, 8/25/2028      871,508         80,703
 ..........................................................
  1998-48 ZN, 6.50%, 8/25/2028    1,264,341      1,261,365
 ..........................................................
  1998-51 Z, 6.50%, 9/25/2028       962,457        948,622
 ..........................................................
Government National Mortgage
  Association, 1997-7 SB,
  16.8670%, 5/16/2027 #           2,167,173      2,233,804
 ...............................................-----------
                                                54,471,282
----------------------------------------------------------
PASS-THROUGH SECURITIES -- 2.6%
 ..........................................................
Government National Mortgage
  Association:
  8264, 7.0000%, 9/20/2017 #      2,098,605      2,146,167
 ..........................................................
  8898, 6.8750%, 1/20/2022 #      2,899,059      2,965,651
 ..........................................................
  8956, 6.8750%, 4/20/2022 #      2,792,812      2,856,963
 ..........................................................
  8067, 7.0000%, 11/20/2022 #     1,089,879      1,115,586
 ..........................................................
  8247, 6.6250%, 7/20/2023 #        802,951        820,118
 ...............................................-----------
                                                 9,904,485
----------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
LOW DURATION FUND

                                 Principal
                                  Amount         Value
----------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 1.7%
 ..........................................................
Federal National Mortgage
  Association:
  1993-72 J (IO), 6.50%,
    12/25/2006                  $   805,022   $     45,576
 ..........................................................
  1997-7 SP (IO), 2.60%,
    04/18/2015                   15,855,702        150,463
 ..........................................................
  1993-97 L (IO), 7.50%,
    5/25/2023                       801,580         38,061
 ..........................................................
  1994-53 E (PO), 0.00%,
    11/25/2023                    4,693,012      4,524,893
 ..........................................................
  1997-30 EA (PO), 0.00%,
    5/18/2027                     1,894,869      1,868,119
 ...............................................-----------
                                                 6,627,112
----------------------------------------------------------
Total government agency mortgage-backed
  securities (cost $70,136,738)                 71,002,879
----------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES -- 27.2%
----------------------------------------------------------
ASSET-BACKED SECURITIES -- 18.5%
 ..........................................................
Asset-Backed Securities
  Investment Trust (Acquired
  8/08/1997, cost $826,173),
  1997-D A, 6.79%, 8/17/2003 r      826,173        826,099
 ..........................................................
Champion Auto Grantor Trust
  (Acquired 3/18/1998, cost
  $1,469,162), CLB, 1998-A A,
  6.11%, 10/15/2002 r             1,469,185      1,475,154
 ..........................................................
Cityscape Home Equity Loan
  Trust, (Acquired 9/09/1998,
  cost $3,683,956), CLB, 1996
  - 4 A10, 7.40%, 9/25/2027 r     3,629,514      3,644,260
 ..........................................................
Commercial Financial Services
  Securitized Multiple Asset
  Rated Trust (Acquired
  9/24/1997, cost $2,353,829),
  1997-5 A1, 7.72%, 6/15/2005
  r                               2,272,057      1,590,440
 ..........................................................
                                 Principal
                                  Amount         Value
----------------------------------------------------------
Commercial Mortgage Acceptance
  Corporation, CLB, (Acquired
  3/13/1998, cost $1,248,740),
  1996-C2 A2, 7.0370%,
  9/15/2023 # r                 $ 1,235,039   $  1,252,080
 ..........................................................
CPS Auto Trust, CLB, 1998-1 A,
  6.00%, 8/15/2003                1,656,739      1,673,629
 ..........................................................
Ditech Home Loan Owner Trust,
  CLB, 1997-1 A3, 6.71%,
  8/15/2018                       3,280,000      3,344,501
 ..........................................................
Firstplus Home Loan Trust,
  CLB:
  1996-2 A4, 7.35%, 10/20/2009    3,998,814      4,000,474
 ..........................................................
  1998-4 A4, 6.32%, 3/10/2017     5,000,000      5,049,825
 ..........................................................
First Tennessee Auto Grantor
  Trust, CLB, (Acquired
  4/17/1998, cost $2,211,911),
  1998-A A, 6.134%, 4/15/2003
  r                               2,211,911      2,228,719
 ..........................................................
GREAT (Acquired 7/02/1998,
  cost $2,766,722), 1998-1 A1,
  7.330%, 9/15/2007 r             2,766,722      1,936,705
 ..........................................................
Green Tree Financial
  Corporation, CLB:
  1995-4 A4, 6.75%, 7/15/2025     5,435,000      5,494,921
 ..........................................................
  1996-5 B2, 8.45%, 7/15/2027     4,145,001      3,935,160
 ..........................................................
Green Tree Recreational,
  Equipment & Consumer Trust,
  CLB, 1996-B CTFS, 7.70%,
  7/15/2018                       2,250,000      2,171,250
 ..........................................................
Heilig-Meyers Master Trust
  (Acquired 2/20/1998, cost
  $4,099,626), 1998-1A A,
  6.125%, 1/20/2007 r             4,100,000      4,099,775
 ..........................................................
Home Loan Owner Trust
  (Acquired 8/20/1998, cost
  $3,506,563), 1998-1 A2,
  6.29%, 7/15/2011 r              3,500,000      3,501,096
 ..........................................................

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
LOW DURATION FUND

                                 Principal
                                  Amount         Value
----------------------------------------------------------
Long Beach Acceptance Auto
  Grantor Trust, CLB,
  (Acquired 1/29/1998, cost
  $1,899,196), 1998-1 A,
  6.19%, 1/25/2004 r            $ 1,899,217   $  1,906,636
 ..........................................................
Nomura Asset Securities
  Corporation, CLB, 1995-MD3
  A1B, 8.15%, 3/04/2020           2,750,000      3,084,634
 ..........................................................
Resolution Trust Corporation,
  CLB: 1992-C3 A3, 6.2120%,
    8/25/2023 #                     538,816        538,803
 ..........................................................
  1992-C8 A2, 7.0375%,
    12/25/2023 #                  1,046,474      1,048,646
 ..........................................................
  1994-C1 E, 8.00%, 6/25/2026     6,921,469      6,852,255
 ..........................................................
  1994-C1 F, 8.00%, 6/25/2026     2,002,168      1,974,676
 ..........................................................
The Money Store Residential
  Trust, CLB, 1998-I A2,
  6.20%, 3/15/2008                2,250,000      2,255,051
 ..........................................................
The Ugly Duckling Auto Grantor
  Trust, CLB, (Acquired
  12/18/1998, cost
  $7,255,311), 1998-D A,
  5.9000% 5/15/2003 r             7,500,000      7,495,312
 ...............................................-----------
                                                71,380,101
----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 7.0%
 ..........................................................
Blackrock Capital Finance
  L.P., CLB, (Acquired
  6/23/1997, Cost $1,218,457),
  1997-R2 AW, 1.4390%,
  10/25/2035 # r                  1,225,927      1,268,831
 ..........................................................
Chemical Mortgage Securities,
  Inc., CLB, 1993-3 A1,
  7.125%, 7/25/2023                  38,404         38,341
 ..........................................................
Citicorp Mortgage Securities,
  Inc., CLB: 1997-3 A2, 6.92%,
  8/25/2027                       1,658,408      1,664,801
 ..........................................................
Countrywide Funding
  Corporation, CLB, 1994-17
  A9, 8.00%, 7/25/2024                4,000          4,181
 ..........................................................
                                 Principal
                                  Amount         Value
----------------------------------------------------------
Housing Securities, Inc., CLB,
  1994-2 B1, 6.50%, 7/25/2009   $   210,332   $    194,747
 ..........................................................
ICI Funding Corporation
  Secured Assets Corporation,
  CLB,
  1997-2 1A4, 7.60%, 7/25/2028    5,500,000      5,523,277
 ..........................................................
Independent National Mortgage
  Corporation, CLB:
  1995-A A4, 8.75%, 3/25/2025        18,000         18,295
 ..........................................................
  1996-D A2, 7.00%, 5/25/2026       704,412        705,303
 ..........................................................
  1996-E A5, 7.00%, 5/25/2026     3,634,440      3,658,643
 ..........................................................
Morgan Stanley Mortgage Trust,
  CLB, 8.9712%, 6/22/2018         1,186,367      1,211,616
 ..........................................................
Ocwen Residential MBS Corp.,
  CLB, (Acquired 6/18/1998,
  cost $4,220,365), 1998-R2
  AP, 4.9730%, 11/25/2034 # r     4,225,645      4,247,065
 ..........................................................
Prudential Home Mortgage
  Securities, Co., CLB,
  1993-36 A10, 7.25%,
  10/25/2023                        500,000        504,967
 ..........................................................
Residential Funding Mortgage
  Securities, Inc., CLB:
  1992-S5 A5, 7.50%, 2/25/2007      467,024        465,658
 ..........................................................
  1993-S9 A8, 8.3125%,
    2/25/2008 #                     125,091        125,564
 ..........................................................
  1998-S17 A6, 6.75%,
    8/25/2028                     4,071,449      4,082,503
 ..........................................................
Salomon Brothers Mortgage
  Securities VII, 1994-6 A1,
  6.9803%, 5/25/2024 #            1,718,352      1,722,227
 ..........................................................
Structured Mortgage Asset
  Residential Trust, CLB:
  1992-3 A, 8.00%, 10/25/2007       131,104        134,827
 ..........................................................
  1991-1 H, 8.25%, 6/25/2022        122,341        124,932
 ..........................................................
  1993-5A AA, 6.8669%,
    6/25/2024 #                     171,292        174,098
 ..........................................................

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
LOW DURATION FUND

                                 Principal
                                  Amount         Value
----------------------------------------------------------
Walsh Acceptance (Acquired
  3/06/1997, cost $1,375,944),
  1997-2 A, 6.1250%, 3/01/2027
  # r                           $ 1,420,848   $  1,261,494
 ...............................................-----------
                                                27,131,370
----------------------------------------------------------
PASS-THROUGH SECURITIES -- 0.1%
Citicorp Mortgage Securities,
  Inc., CLB: 1988-16 A1,
  10.00%, 11/25/2018                 33,254         35,040
 ..........................................................
  1989-8 A1, 10.50%, 6/25/2019      332,574        353,632
 ...............................................-----------
                                                   388,672
----------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 1.6%
 ..........................................................
Asset Securitization
  Corporation, 1997-D5 PS1
  (IO), 1.3850%, 2/14/2041 #     14,797,828      1,534,017
 ..........................................................
Chase Commercial Mortgage
  Securities Corporation, CLB,
  1997-1 X (IO), 1.4370%,
  4/19/2015 #                    24,459,534      1,857,408
 ..........................................................
CS First Boston Mortgage
  Securities Corporation, CLB,
  (Acquired 8/14/1997, cost
  $1,181,202), 1995-WF1 AX
  (IO), 1.4160%, 12/21/2027 #r   18,133,433        878,347
 ..........................................................
Donaldson, Lufkin & Jenrette,
  CLB, (Acquired 4/25/1997,
  cost $2,058,486), 1997-CF1 S
  (IO), 1.0923%, 3/15/2017 # r   34,978,631      1,901,963
 ...............................................-----------
                                                 6,171,735
----------------------------------------------------------
Total non-agency mortgage-backed securities
  (cost $107,749,029)                          105,071,878
-----------------------------------------------------------
PREFERRED STOCK -- 0.4%               Shares
-----------------------------------------------------------
Home Ownership Funding 2, (Acquired
  2/20/1997, cost $1,500,000) r       1,500       1,425,000
-----------------------------------------------------------
U.S. TREASURY OBLIGATIONS        Principal
-- 30.4%                          Amount         Value
----------------------------------------------------------
U.S. Treasury Notes:
  5.50%, 3/31/2000              $13,500,000   $ 13,639,226
 ..........................................................
  5.875%, 11/30/2001             47,775,000     49,372,500
 ..........................................................
  6.25%, 02/28/2002              26,250,000     27,439,466
 ..........................................................
  6.25%, 6/30/2002               18,500,000     19,419,228
 ..........................................................
  6.25%, 2/15/2003                2,000,000      2,114,376
 ..........................................................
  5.75%, 8/15/2003                5,000,000      5,220,315
 ...............................................-----------
Total U.S. Treasury obligations
  (cost $117,091,803)                          117,205,111
----------------------------------------------------------
SHORT-TERM INVESTMENTS -- 7.4%
----------------------------------------------------------
DISCOUNT NOTES -- 7.3%
 ..........................................................
Countrywide Home Loans, Inc.,
  5.50%, 1/04/1999               11,750,000     11,744,615
 ..........................................................
Finova Capital Corp., 6.40%,
  1/04/1999                      16,450,000     16,441,227
 ...............................................-----------
Total discount notes                            28,185,842
----------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- 0.1%
General Mills, Inc., 5.2337%        389,048        389,048
 ..........................................................
Warner-Lambert Co., 5.1760%         202,400        202,400
 ...............................................-----------
Total variable rate demand
  notes                                            591,448
----------------------------------------------------------
Total short-term investments
  (cost $28,777,290)                            28,777,290
----------------------------------------------------------
Total investments -- 106.6% (cost
  $413,520,905)                                411,542,594
Liabilities in excess of other
  assets -- (6.6)%                             (25,652,367)
 ...............................................-----------
Total net assets -- 100.0                    %$385,890,227
----------------------------------------------------------

# Variable rate security. Rate listed is as of December 31, 1998.

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of December 31, 1998.

IO -- Interest Only.

PO -- Principal Only.

CLB -- Callable.

r Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

  When-issued security.

  Security segregated as collateral to cover when-issued security.

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT FUND

      CORPORATE BONDS AND         Principal
         NOTES -- 18.3%             Amount         Value
-----------------------------------------------------------
BANKS -- 1.1%
 ...........................................................
MBNA Corporation, 5.5693%,
  6/17/2002 #                     $  500,000    $   496,935
-----------------------------------------------------------
EUROBANKS -- 6.5%
 ...........................................................
Foreningsbanken Kredit AB, CLB
  12/18/2001, 5.9760%,
  12/29/2049 #                       750,000        743,625
 ...........................................................
Nordbanken, CLB 10/25/2001,
  5.8092%, 10/29/2049 #              550,000        535,145
 ...........................................................
Skandinavinska Enskilda Banken,
  CLB 6/28/2003, 6.25%,
  6/29/2049 #                        800,000        787,702
 ...........................................................
Svenska Hndls Banken, CLB
  3/03/2002 5.7767%, 3/29/2049 #     750,000        733,463
 ..................... ......................     ----------
                                                  2,799,935
-----------------------------------------------------------
FINANCIAL SERVICES -- 5.0%
 ...........................................................
AT & T Capital Corp., 4.53%,
  10/24/2000 #                       500,000        497,447
 ...........................................................
Countrywide Home Loans, Inc.,
  5.7528%, 3/16/2005 #               750,000        744,901
 ...........................................................
Lehman Brothers Holdings, 6.20%,
  1/15/2002                          900,000        893,550
 ..................... ......................     ----------
                                                  2,135,898
-----------------------------------------------------------
OIL & GAS (DOMESTIC) -- 1.7%
 ...........................................................
Harcor Energy, Inc., CLB
  7/15/1999, 14.875%, 7/15/2002      650,000        744,958
-----------------------------------------------------------
PAPER & FOREST PRODUCTS -- 1.1%
 ...........................................................
Fort Howard Corporation, 11.00%,
  1/02/2002                          461,742        461,124
-----------------------------------------------------------

                                  Principal
                                    Amount         Value
-----------------------------------------------------------
TELECOMMUNICATIONS -- 2.9%
 ...........................................................
Continental Cablevision, Inc.,
  CLB 6/01/1999, 11.00%,
  6/01/2007                       $  700,000    $   752,816
 ...........................................................
TKR Cable, Inc., CLB 10/30/1999,
  10.50%, 10/30/2007                 450,000        489,958
 ..................... ......................     ----------
                                                  1,242,774
-----------------------------------------------------------
Total corporate bonds and notes
  (cost $7,957,600)                               7,881,624
-----------------------------------------------------------
GOVERNMENT AGENCY
MORTGAGE-BACKED
SECURITIES -- 16.7%
-----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 7.7%
 ...........................................................
Federal Home Loan Mortgage
  Corporation, 2118 Z, 6.50%,
  1/15/2029                          500,000        484,687
 ...........................................................
Federal National Mortgage
  Association:
  1993-142 SA, 8.7489%,
    10/25/2022 #                     266,532        267,200
 ...........................................................
  1993-54 SD, 7.35%, 4/25/2023       240,902        239,101
 ...........................................................
  1996-63 SC, 10.6890%,
    1/18/2027 #                          485            485
 ...........................................................
  1998-33 SG, 11.00%, 4/18/2028      824,910        829,327
 ...........................................................
  1998-67 ZA, 6.50%, 7/25/2028     1,508,125      1,503,785
 ..................... ......................     ----------
                                                  3,324,585
-----------------------------------------------------------
GOVERNMENT AGENCY NOTES -- 1.7%
 ...........................................................
Federal Home Loan Bank, 3.6800%,
  CLB 3/16/1999 #                    400,000        399,096
 ...........................................................
Government National Mortgage
  Association, 1997-7 SB,
  16.8670%, CLB 5/16/2027 #          304,803        314,174
 ..................... ......................     ----------
                                                    713,270
-----------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT FUND


                                  Principal
                                    Amount         Value
-----------------------------------------------------------
PASS-THROUGH SECURITIES -- 6.2%
 ...........................................................
Federal Housing Authority
  Project, 7.43%, 2/01/2023       $  133,985    $   136,001
 ...........................................................
Government National Mortgage
  Association:
  8264, 7.00%, 9/20/2017#            890,039        910,210
 ...........................................................
  8570, 7.00%, 10/20/2019 #          241,899        247,774
 ...........................................................
  8067, 7.00%, 11/20/2022 #          435,952        446,235
 ...........................................................
  8346, 7.00%, 12/20/2023 #          912,328        933,478
 ..................... ......................     ----------
                                                  2,673,698
-----------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 1.1%
 ...........................................................
Federal National Mortgage
  Association:
  1993-129 J (IO), 6.50%,
    2/25/2007                        793,281         63,681
 ...........................................................
  1993-97 L (IO), 7.50%,
    5/25/2023                        295,624         14,037
 ...........................................................
  1997-30 EA (PO), 0.00%,
    5/18/2027                        387,578        382,107
 ..................... ......................     ----------
                                                    459,825
-----------------------------------------------------------
Total government agency mortgage-backed
  securities (cost $7,141,920)                    7,171,378
-----------------------------------------------------------
NON AGENCY MORTGAGE-BACKED
SECURITIES -- 19.0%
-----------------------------------------------------------
ASSET-BACKED SECURITIES -- 16.6%
 ...........................................................
Asset-Backed Securities
  Investment Trust (Acquired
  8/08/1997, cost $103,272),
  1997-D A, 6.79%,
  CLB 8/17/2003 r                    103,272        103,262
 ...........................................................
Associates Manufactured Housing
  Pass-Through Certificates,
  1996-2 A4, 6.60%, CLB
  6/15/2027                          500,000        510,342
 ...........................................................

                                  Principal
                                    Amount         Value
-----------------------------------------------------------
Champion Auto Grantor Trust
  (Acquired 10/28/1997, cost
  $103,157), 1997-D A, 6.27%,
  CLB 9/15/2002 r                 $  103,157    $   103,093
 ...........................................................
Commercial Financial Services
  Securitized Multiple Asset
  Rated Trust (Acquired
  9/24/1997, cost $363,529),
  1997-5 A1, 7.72%, 6/15/2005 r      363,529        254,470
 ...........................................................
First Tennessee Auto Grantor
  Trust (Acquired 4/17/1998,
  cost $597,814), 1998-A A,
  6.134%, CLB 4/15/2003 r            597,814        602,357
 ...........................................................
Home Loan Owner Trust (Acquired
  8/20/1998, cost $500,938),
  1998-1A A2, 6.29%, CLB
  7/15/2011 r                        500,000        500,156
 ...........................................................
Long Beach Acceptance Auto
  Grantor Trust (Acquired
  1/29/1998, cost $365,230),
  1998-1 A, 6.19%, CLB
  1/25/2004 r                        365,234        366,661
 ...........................................................
Resolution Trust Corporation:
  1992-C3 A3, 6.2122%, CLB
    8/25/2023 #                      898,026        898,005
 ...........................................................
  1992-C8 A2, 7.038%, CLB
    12/25/2023                     1,420,875      1,423,823
 ...........................................................
  1994-C2 G, 8.00%, CLB
    4/25/2025                        351,152        360,066
 ...........................................................
The Money Store Home Equity
  Trust, 1994-C A3, 7.40%, CLB
  3/15/2018                           45,423         45,456
 ...........................................................
The Ugly Duckling Auto Grantor
  Trust (Acquired 12/18/1998,
  cost $999,688),1998-D A,
  5.90%, CLB 5/15/2003 r           1,000,000        999,375
 ...........................................................
Union Acceptance Corporation,
  1998-C A2, 5.44%, CLB
  10/09/2001                       1,000,000      1,002,725
 ..................... ......................     ----------
                                                  7,169,791
-----------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT FUND

                                  Principal
                                    Amount         Value
-----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.4%
 ...........................................................
American Housing Trust, XD,
  8.60%, CLB 11/25/2015           $   84,582    $    84,322
 ...........................................................
Residential Funding Mortgage
  Securities Inc., 1998-S17 AG,
  6.75%, CLB 8/25/2028               407,145        408,250
 ...........................................................
Salomon Brothers Mortgage
  Securities VI, 1986-1 A,
  6.00%, CLB 12/25/2011              325,486        326,563
 ...........................................................
Walsh Acceptance (Acquired
  3/06/1997, cost $238,658),
  1997-2 A, 6.1250%,
  3/01/2027 # r                      236,808        210,249
 ..................... ......................     ----------
                                                  1,029,384
-----------------------------------------------------------
Total non-agency mortgage-backed securities
  (cost $8,313,108)                               8,199,175
-----------------------------------------------------------
U.S. TREASURY
OBLIGATIONS -- 12.9%
-----------------------------------------------------------
U.S. Treasury Notes:
  5.875%, 3/31/1999               $  900,000        903,094
 ...........................................................
  5.75%, 10/31/2000                2,600,000      2,650,375
 ...........................................................
  5.875%, 11/30/2001               1,925,000      1,989,368
 ..................... ......................     ----------
Total U.S. Treasury Notes (cost                   5,542,837
  $5,515,337)
-----------------------------------------------------------

                                  Principal
                                    Amount         Value
-----------------------------------------------------------
SHORT-TERM INVESTMENTS -- 33.8%
-----------------------------------------------------------
DISCOUNT NOTES -- 33.3%
 ...........................................................
Ciesco LP , 5.60%, 1/04/1999      $  400,000    $   399,813
 ...........................................................
Countrywide Home Loans, Inc.,
  5.50%, 1/04/1999                 1,500,000      1,499,312
 ...........................................................
Cox Enterprises, 5.95%,
  1/04/1999                          700,000        699,653
 ...........................................................
Finova Capital Corp., 6.40%,
  1/04/1999                        2,000,000      1,998,933
 ...........................................................
International Business Machines
  Corporation, 5.06%, 1/29/1999    1,250,000      1,245,081
 ...........................................................
Lockheed Martin Corporation,
  5.65%, 1/22/1999                 2,000,000      1,993,408
 ...........................................................
NY Times Corp., 5.15%, 1/08/1999   1,750,000      1,748,248
 ...........................................................
Novartis AG, 5.50%, 1/08/1999      1,250,000      1,248,663
 ...........................................................
Safeway Inc., 5.97%, 1/08/1999     2,000,000      1,997,678
 ...........................................................
Sony Capital Corp., 5.70%,
  1/04/1999                        1,500,000      1,499,287
 ..................... ......................     ----------
                                                 14,330,076
Total discount notes
-----------------------------------------------------------

                     See Notes to the Financial Statements

Schedule of Investments -- December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT FUND

                                  Principal
                                    Amount         Value
-----------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- 0.5%
 ...........................................................
General Mills, Inc., 5.2337%      $  224,282    $   224,282
 ..................... ......................     ----------
                                                    224,282
Total variable rate demand notes
-----------------------------------------------------------
Total short-term investments
  (cost $14,554,360)                             14,554,358
-----------------------------------------------------------
Total investments -- 100.7%
  (cost $43,482,325)                             43,349,372
 ...........................................................
Liabilities in excess of other
  assets -- (0.7)%                                 (317,696)
 ..................... ......................     ----------
                                                $43,031,676
Total net assets -- 100.0%
-----------------------------------------------------------

# Variable rate security. The rate listed is as of December 31, 1998.

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 1998.

IO -- Interest Only.

PO -- Principal Only.

CLB -- Callable.

r -- Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

                     See Notes to the Financial Statements

                           (Intentionally Left Blank)

Financial Statements -- December 31, 1998
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

                                                             EQUITY
                                                             INCOME       MID-CAP        SMALL
                                                              FUND          FUND       CAP FUND
                                                          ---------------------------------------
ASSETS:
  Investments, at value*................................  $162,245,299   $6,147,504   $53,295,644
  Cash..................................................            --           --       671,000
  Dividends and interest receivable.....................       403,773       10,330         2,053
  Receivable from Advisor...............................            --        9,014         6,437
  Receivable for investments sold.......................       263,968           --       715,060
  Receivable for Fund shares sold.......................       112,679       10,313     1,785,677
  Prepaid expenses......................................         2,107        8,743        14,023
                                                          ------------   ----------   -----------
       Total assets.....................................   163,027,826    6,185,904    56,489,894
                                                          ------------   ----------   -----------
LIABILITIES:
  Payable for forward currency exchange contracts.......            --           --            --
  Payable to Advisor....................................       103,718           --            --
  Payable for investments purchased.....................       382,464           --            --
  Payable for Fund shares repurchased...................     4,614,396       47,814       306,711
  Accrued expenses and other liabilities................        67,511       17,715        24,134
                                                          ------------   ----------   -----------
       Total liabilities................................     5,168,089       65,529       330,845
                                                          ------------   ----------   -----------
       Net assets.......................................  $157,859,737   $6,120,375   $56,159,049
                                                          ============   ==========   ===========
NET ASSETS CONSIST OF:
  Paid in capital.......................................  $123,302,728   $7,457,454   $73,298,136
  Undistributed (distributions in excess of) net
     investment income..................................       112,022       42,864      (135,115)
  Undistributed net realized gain (loss) on
     securities.........................................     3,212,147     (426,031)     (183,394)
  Net unrealized appreciation (depreciation) of
     securities and foreign currency....................    31,232,840     (953,912)  (16,820,578)
                                                          ------------   ----------   -----------
       Net assets.......................................  $157,859,737   $6,120,375   $56,159,049
                                                          ============   ==========   ===========
CALCULATION OF NET ASSET VALUE PER SHARE:
  Shares outstanding (unlimited shares of no par value
     authorized)........................................     8,623,496      620,862     2,883,525
  Net asset value per share (offering and redemption
     price).............................................  $      18.31   $     9.86   $     19.48
                                                          ============   ==========   ===========
 *Cost of Investments...................................  $131,012,459   $7,101,416   $70,116,222
                                                          ============   ==========   ===========

                     See Notes to the Financial Statements

--------------------------------------------------------------------------------

                                                       TOTAL          LOW        SHORT-TERM
    INTERNATIONAL    GLOBAL EQUITY     BALANCED     RETURN BOND     DURATION     INVESTMENT
         FUND            FUND            FUND          FUND           FUND          FUND
    ----------------------------------------------------------------------------------------
    $1,412,090,052    $7,103,086     $107,905,579  $94,925,922    $411,542,594   $43,349,372
            53,693            --            4,999           --              --            --
         3,163,495        14,365          658,507      667,665       3,988,498       250,205
                --        16,164               --           --              --            --
         2,700,921       182,149        4,836,536          335         112,727         3,900
         4,259,833            --           28,439           --       1,709,546        25,300
             6,784        12,604            8,668       16,437          31,177        11,723
    --------------    ----------     ------------  -----------    ------------   -----------
     1,422,274,778     7,328,368      113,442,728   95,610,359     417,384,542    43,640,500
    --------------    ----------     ------------  -----------    ------------   -----------
         1,358,215         3,962               --           --              --            --
           875,007            --           68,567       33,765         149,746        26,738
         1,538,305        69,081        6,025,698    8,940,534      27,817,555       488,778
        12,684,211            --          129,689        2,610       2,857,719        57,083
         3,601,686        68,671           41,680       24,942         669,295        36,225
    --------------    ----------     ------------  -----------    ------------   -----------
        20,057,424       141,714        6,265,634    9,001,851      31,494,315       608,824
    --------------    ----------     ------------  -----------    ------------   -----------
    $1,402,217,354    $7,186,654     $107,177,094   86,608,508    $385,890,227   $43,031,676
    ==============    ==========     ============  ===========    ============   ===========
    $1,327,971,018    $7,141,889     $ 99,907,255   86,011,645    $388,821,788   $43,453,887
       (13,048,993)      (53,144)          50,794     (413,915)     (1,701,050)     (106,642)
        (9,143,930)      (76,863)       1,367,128      360,990         747,800      (182,616)
        96,439,259       174,772        5,851,917      649,788      (1,978,311)     (132,953)
    --------------    ----------     ------------  -----------    ------------   -----------
    $1,402,217,354    $7,186,654     $107,177,094   86,608,508    $385,890,227   $43,031,676
    ==============    ==========     ============  ===========    ============   ===========
        60,233,510       672,577        5,749,048    6,440,796      38,273,722     4,272,448
    $        23.28    $    10.69     $      18.64        13.45    $      10.08   $     10.07
    ==============    ==========     ============  ===========    ============   ===========
    $1,315,230,448    $6,927,973     $102,053,662  $94,276,134    $413,520,905   $43,482,325
    ==============    ==========     ============  ===========    ============   ===========

                     See Notes to the Financial Statements

Financial Statements -- Six Months Ended December 31, 1998
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)

                                                        EQUITY                         SMALL
                                                        INCOME         MID-CAP          CAP
                                                         FUND           FUND            FUND
                                                     -------------------------------------------
INVESTMENT INCOME
  Income*
     Dividends.....................................  $  2,378,815    $    67,965    $    157,456
     Interest......................................        51,801          6,738          41,682
                                                     ------------    -----------    ------------
          Total income.............................     2,430,616         74,703         199,138
                                                     ------------    -----------    ------------
  Expenses
     Advisory fee..................................       613,214         23,879         251,842
     Legal and auditing fees.......................         6,797             --           8,118
     Custodian fees and expenses...................        28,668          2,995          21,892
     Accounting and transfer agent fees and
       expenses....................................        35,836         24,910          56,036
     Administration fee............................        32,343          1,404          22,906
     Trustees' fees and expenses...................         3,908            102           2,201
     Reports to shareholders.......................         4,026            454          20,129
     Registration fees.............................        18,684         11,662          17,893
     Other expenses................................            --             --              --
                                                     ------------    -----------    ------------
          Total expenses...........................       743,476         65,406         401,017
     Less, expense reimbursement...................            --        (33,567)        (66,764)
                                                     ------------    -----------    ------------
          Net expenses.............................       743,476         31,839         334,253
                                                     ------------    -----------    ------------
  Net investment income (loss).....................     1,687,140         42,864        (135,115)
                                                     ------------    -----------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on securities and
       foreign currency transactions...............     6,879,221       (423,626)     (2,178,054)
     Net change in unrealized appreciation
       (depreciation) of securities and foreign
       currency....................................   (12,895,909)      (592,547)    (17,699,888)
                                                     ------------    -----------    ------------
  Net gain (loss) on investments...................    (6,016,688)    (1,016,173)    (19,877,942)
                                                     ------------    -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..................................  $ (4,329,548)   $  (973,309)   $(20,013,057)
                                                     ============    ===========    ============

*Net of Foreign Taxes Withheld.....................  $         --    $       259    $         --
                                                     ============    ===========    ============

                     See Notes to the Financial Statements

--------------------------------------------------------------------------------

                        GLOBAL                      TOTAL          LOW       SHORT-TERM
     INTERNATIONAL      EQUITY      BALANCED     RETURN BOND    DURATION     INVESTMENT
          FUND           FUND         FUND          FUND          FUND          FUND
    ------------------------------------------------------------------------------------
    $     12,247,769   $  83,159   $   743,649   $   33,683    $   101,048   $       --
           1,959,876          --     1,946,944    2,051,482     10,599,554    1,206,138
    ----------------   ---------   -----------   ----------    -----------   ----------
          14,207,645      83,159     2,690,593    2,085,165     10,700,602    1,206,138
    ----------------   ---------   -----------   ----------    -----------   ----------
           5,154,031      25,799       398,781      178,205        765,786       75,547
             114,426          --         4,374        1,428         15,469           --
             464,684       7,234        19,698       10,940         33,625       15,611
             238,506      33,634        38,171       29,099         64,500       26,030
             138,308       1,304        23,365        7,980         48,816        5,500
              15,754         301         2,109        1,928          5,133          720
             199,995         438         7,511          975         11,521           --
              27,888       7,186        13,174       12,132         22,610       13,541
              10,560          --            --           --             --           --
    ----------------   ---------   -----------   ----------    -----------   ----------
           6,364,152      75,896       507,183      242,687        967,460      136,949
                  --     (41,288)           --      (32,888)        (8,181)     (46,293)
    ----------------   ---------   -----------   ----------    -----------   ----------
           6,364,152      34,608       507,183      209,799        959,279       90,656
    ----------------   ---------   -----------   ----------    -----------   ----------
           7,843,493      48,551     2,183,410    1,875,366      9,741,323    1,115,482
    ----------------   ---------   -----------   ----------    -----------   ----------
           9,320,097     (75,559)    1,571,961      748,197        661,484      (70,155)
         (96,835,507)   (350,998)   (3,147,231)    (250,910)    (3,290,733)    (171,768)
    ----------------   ---------   -----------   ----------    -----------   ----------
         (87,515,410)   (426,557)   (1,575,270)     497,287     (2,629,249)    (241,923)
    ----------------   ---------   -----------   ----------    -----------   ----------
    $    (79,671,917)  $(378,006)  $   608,140   $2,372,653    $ 7,112,074   $  873,559
    ================   =========   ===========   ==========    ===========   ==========

    $        863,048   $   4,104   $        48   $       --    $        --   $       --
    ================   =========   ===========   ==========    ===========   ==========

                     See Notes to the Financial Statements

Financial Statements
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                     EQUITY INCOME FUND                     MID-CAP FUND
                                              ---------------------------------   ---------------------------------
                                              Six Months Ended                    Six Months Ended
                                              December 31, 1998    Year Ended     December 31, 1998    Year Ended
                                                 (Unaudited)      June 30, 1998      (Unaudited)      June 30, 1998
                                              ---------------------------------   ---------------------------------
OPERATIONS:
    Net investment income (loss)............    $  1,687,140      $  3,776,239       $    42,864       $   64,398
    Net realized gain (loss) on securities
      and foreign currency transactions.....       6,879,221        29,878,073          (423,626)         928,847
    Net change in unrealized appreciation
      (depreciation) of securities and
      foreign currency......................     (12,895,909)        5,189,945          (592,547)        (555,561)
                                                ------------      ------------       -----------       ----------
         Net increase (decrease) in net
           assets resulting from
           operations.......................      (4,329,548)       38,844,257          (973,309)         437,684
                                                ------------      ------------       -----------       ----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income...................      (1,627,944)       (3,812,071)               --          (66,341)
    Net realized gain on securities
      transactions..........................     (24,468,164)      (26,619,074)         (807,762)        (129,478)
                                                ------------      ------------       -----------       ----------
         Total dividends and
           distributions....................     (26,096,108)      (30,431,145)         (807,762)        (195,819)
                                                ------------      ------------       -----------       ----------
FUND SHARE TRANSACTIONS:
    Net proceeds from shares sold...........      27,839,553        23,627,560         1,044,709        6,338,383
    Shares issued in connection with payment
      of dividends and distributions........      23,957,797        29,778,874           806,204          194,620
    Cost of shares redeemed.................     (38,766,542)      (72,438,773)       (1,488,647)      (1,222,885)
                                                ------------      ------------       -----------       ----------
         Net increase (decrease) in net
           assets from Fund share
           transactions.....................      13,030,808       (19,032,339)          362,266        5,310,118
                                                ------------      ------------       -----------       ----------
Total increase (decrease) in net assets.....     (17,394,848)      (10,619,227)       (1,418,805)       5,551,983
NET ASSETS:
    Beginning of period.....................     175,254,585       185,873,812         7,539,180        1,987,197
                                                ------------      ------------       -----------       ----------
    End of period*..........................    $157,859,737      $175,254,585       $ 6,120,375       $7,539,180
                                                ============      ============       ===========       ==========
*Including undistributed (distributions in
  excess of) net investment income of:          $    112,022      $     52,825       $    42,864       $       --
                                                ============      ============       ===========       ==========
CHANGES IN SHARES OUTSTANDING:
    Shares sold.............................       1,362,020         1,065,609            93,511          489,941
    Shares issued in connection with payment
      of dividends and distributions........       1,322,642         1,451,197            83,631           15,545
    Shares redeemed.........................      (2,019,471)       (3,307,554)         (140,005)         (92,361)
                                                ------------      ------------       -----------       ----------
         Net increase (decrease)............         665,191          (790,748)           37,137          413,125
                                                ============      ============       ===========       ==========

                     See Notes to the Financial Statements

--------------------------------------------------------------------------------

              SMALL CAP FUND                     INTERNATIONAL FUND                    GLOBAL EQUITY FUND
    ----------------------------------   -----------------------------------   ----------------------------------
    Six Months Ended                     Six Months Ended                      Six Months Ended
    December 31, 1998     Year Ended     December 31, 1998      Year Ended     December 31, 1998     Year Ended
       (Unaudited)       June 30, 1998      (Unaudited)       June 30, 1998       (Unaudited)       June 30, 1998
    ----------------------------------   -----------------------------------   ----------------------------------
      $   (135,115)      $   (154,400)    $    7,843,493      $   27,073,883      $   48,551         $  111,802
        (2,178,054)         9,968,991          9,320,097           3,289,299         (75,559)           121,357
       (17,699,888)        (3,968,125)       (96,835,507)         70,706,856        (350,998)           225,531
      ------------       ------------     --------------      --------------      ----------         ----------
       (20,013,057)         5,846,466        (79,671,917)        101,070,038        (378,006)           458,690
      ------------       ------------     --------------      --------------      ----------         ----------
                --           (111,869)       (14,481,899)        (32,976,929)        (76,144)          (175,171)
        (4,099,721)        (5,072,568)       (19,626,745)                 --         (15,242)           (91,582)
      ------------       ------------     --------------      --------------      ----------         ----------
        (4,099,721)        (5,184,437)       (34,108,644)        (32,976,929)        (91,386)          (266,753)
      ------------       ------------     --------------      --------------      ----------         ----------
        30,355,886        140,132,855        902,170,976       1,292,839,186         565,585          4,309,902
         3,981,064          5,017,869         29,138,937          29,643,512          90,118            263,932
       (48,978,399)       (78,429,678)      (892,117,382)       (802,298,868)       (344,942)        (1,150,082)
      ------------       ------------     --------------      --------------      ----------         ----------
       (14,641,449)        66,721,046         39,192,531         520,183,830         310,761          3,423,752
      ------------       ------------     --------------      --------------      ----------         ----------
       (38,754,227)        67,383,075        (74,588,030)        588,276,939        (158,631)         3,615,689
        94,913,276         27,530,201      1,476,805,384         888,528,445       7,345,285          3,729,596
      ------------       ------------     --------------      --------------      ----------         ----------
      $ 56,159,049       $ 94,913,276     $1,402,217,354      $1,476,805,384      $7,186,654         $7,345,285
      ============       ============     ==============      ==============      ==========         ==========
      $   (135,115)      $         --     $  (13,048,993)     $   (6,410,587)     $  (53,144)        $  (24,779)
      ============       ============     ==============      ==============      ==========         ==========
         1,428,670          5,096,875         39,802,362          52,830,892          52,670            388,720
           208,432            207,693          1,297,953           1,253,628           8,657             25,235
        (2,338,156)        (2,875,106)       (39,177,134)        (32,528,515)        (34,250)          (104,646)
      ------------       ------------     --------------      --------------      ----------         ----------
          (701,054)         2,429,462          1,923,181          21,556,005          27,077            309,309
      ============       ============     ==============      ==============      ==========         ==========

                     See Notes to the Financial Statements

Financial Statements
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                            BALANCED FUND
                                                               ---------------------------------------
                                                               Six Months Ended
                                                               December 31, 1998          Year Ended
                                                                  (Unaudited)            June 30, 1998
                                                               ---------------------------------------
OPERATIONS:
     Net investment income..................................     $  2,183,410            $  4,562,817
     Net realized gain (loss) on securities transactions....        1,571,961               5,754,835
     Net change in unrealized appreciation (depreciation) of
       securities...........................................       (3,147,231)              2,122,314
                                                                 ------------            ------------
          Net increase (decrease) in net assets resulting
            from operations.................................          608,140              12,439,966
                                                                 ------------            ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income..................................       (2,134,042)             (4,563,299)
     Net realized gain on securities transactions...........       (4,515,885)             (5,598,223)
                                                                 ------------            ------------
          Total dividends and distributions.................       (6,649,927)            (10,161,522)
                                                                 ------------            ------------
FUND SHARE TRANSACTIONS:
     Net proceeds from shares sold..........................       21,810,654              34,493,608
     Shares issued in connection with payment of dividends
       and distributions....................................        6,483,945               9,851,285
     Cost of shares redeemed................................      (19,671,131)            (32,186,438)
                                                                 ------------            ------------
          Net increase (decrease) in net assets from Fund
            share transactions..............................        8,623,468              12,158,455
                                                                 ------------            ------------
Total increase (decrease) in net assets.....................        2,581,681              14,436,899
NET ASSETS:
     Beginning of period....................................      104,595,413              90,158,514
                                                                 ------------            ------------
     End of period*.........................................     $107,177,094            $104,595,413
                                                                 ============            ============
*Including undistributed (distributions in excess of) net
  investment income of:                                          $     50,794            $      1,426
                                                                 ============            ============
CHANGES IN SHARES OUTSTANDING:
     Shares sold............................................        1,146,010               1,728,761
     Shares issued in connection with payment of dividends
       and distributions....................................          348,065                 508,237
     Shares redeemed........................................       (1,017,565)             (1,616,205)
                                                                 ------------            ------------
          Net increase (decrease)...........................          476,510                 620,793
                                                                 ============            ============

                     See Notes to the Financial Statements

--------------------------------------------------------------------------------

         TOTAL RETURN BOND FUND                 LOW DURATION FUND              SHORT-TERM INVESTMENT FUND
    ---------------------------------   ---------------------------------   ---------------------------------
    Six Months Ended                    Six Months Ended                    Six Months Ended
    December 31, 1998    Year Ended     December 31, 1998    Year Ended     December 31, 1998    Year Ended
       (Unaudited)      June 30, 1998      (Unaudited)      June 30, 1998      (Unaudited)      June 30, 1998
    ---------------------------------   ---------------------------------   ---------------------------------
      $  1,875,366       $ 1,532,385      $   9,741,323     $ 12,919,157      $  1,115,482      $  1,509,613
           748,197           318,597            661,484        1,052,667           (70,155)          (42,539)
          (250,910)          504,670         (3,290,733)        (221,716)         (171,768)          (20,572)
      ------------       -----------      -------------     ------------      ------------      ------------
         2,372,653         2,355,652          7,112,074       13,750,108           873,559         1,446,502
      ------------       -----------      -------------     ------------      ------------      ------------
        (2,323,553)       (1,622,000)       (11,467,856)     (13,340,819)       (1,149,731)       (1,509,613)
          (611,925)               --           (642,509)      (1,045,647)               --                --
      ------------       -----------      -------------     ------------      ------------      ------------
        (2,935,478)       (1,622,000)       (12,110,365)     (14,386,466)       (1,149,731)       (1,509,613)
      ------------       -----------      -------------     ------------      ------------      ------------
        58,439,652        33,566,256        237,203,895      182,933,522        61,589,846        50,189,024
         2,906,886         1,101,255         12,471,915       12,908,812           864,256           894,623
       (19,423,006)       (4,460,475)      (111,937,827)    (113,269,472)      (47,184,732)      (44,698,826)
      ------------       -----------      -------------     ------------      ------------      ------------
        41,923,532        30,207,036        137,737,983       82,572,862        15,269,370         6,384,821
      ------------       -----------      -------------     ------------      ------------      ------------
        41,360,707        30,940,688        132,739,692       81,936,504        14,993,198         6,321,710
        45,247,801        14,307,113        253,150,535      171,214,031        28,038,478        21,716,768
      ------------       -----------      -------------     ------------      ------------      ------------
      $ 86,608,508       $45,247,801      $ 385,890,227     $253,150,535      $ 43,031,676      $ 28,038,478
      ============       ===========      =============     ============      ============      ============
      $   (413,915)      $    34,272      $  (1,701,050)    $         --      $   (106,642)     $    (72,392)
      ============       ===========      =============     ============      ============      ============
         4,285,064         2,516,857         23,213,312       17,898,633         6,067,442         4,944,329
           214,610            82,830          1,226,079        1,263,801            85,438            88,164
        (1,421,067)         (334,936)       (10,991,935)     (11,074,513)       (4,648,413)       (4,404,554)
      ------------       -----------      -------------     ------------      ------------      ------------
         3,078,607         2,264,751         13,447,456        8,087,921         1,504,467           627,939
      ============       ===========      =============     ============      ============      ============

                     See Notes to the Financial Statements

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
December 31, 1998

NOTE 1.

ACCOUNTING POLICIES. Hotchkis and Wiley Funds (the "Trust") is registered under the Investment Company Act of 1940 as a diversified, open-end, management investment company. The Trust was organized as a Massachusetts business trust on August 22, 1984 and consists of ten series of shares comprising the Balanced Fund (formerly named the Balanced Income Fund), the Small Cap Fund, the Equity Income Fund, the International Fund, the Total Return Bond Fund, the Low Duration Fund, the Short-Term Investment Fund, the Mid-Cap Fund, the Global Equity Fund and the Equity Fund for Insurance Companies (collectively, the "Funds"), the assets of which are invested in separate, independently managed portfolios. The accompanying financial statements exclude financial information for the Equity Fund for Insurance Companies; financial statements for that Fund are reported on separately. Investment operations of the Funds began on August 13, 1985 (the Balanced Fund), September 20, 1985 (the Small Cap Fund), June 24, 1987 (the Equity Income Fund), October 1, 1990 (the International Fund), January 29, 1993 (the Equity Fund for Insurance Companies), May 18, 1993 (the Low Duration Fund and the Short-Term Investment Fund), December 6, 1994 (the Total Return Bond Fund), and January 2, 1997 (the Mid-Cap Fund and the Global Equity
Fund).

The Balanced Fund seeks to preserve capital while producing a high total return. The Small Cap Fund seeks capital appreciation. The Equity Income Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. The International Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Total Return Bond Fund seeks to maximize long-term total return. The Low Duration Fund seeks to maximize total return, consistent with preservation of capital. The Short-Term Investment Fund seeks to maximize total return, consistent with preservation of capital. The Mid-Cap Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Global Equity Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements.

SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") are valued at the last sale price as of 4:00 p.m., Eastern time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted securities that are not included in NSM are valued at the average of the quoted bid and asked price in the over-the-counter market. Fixed-income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed-income securities for which daily market quotations are not readily available may be valued pursuant to guidelines established by the Board of Trustees, with reference to fixed-income securities whose prices are more readily obtainable or an appropriate matrix utilizing similar factors. As a

--------------------------------------------------------------------------------

broader market does not exist, the proceeds received upon the disposal of such securities may differ from quoted values previously furnished by such market makers. Securities for which market quotations are not otherwise available are valued at fair value as determined in good faith by Hotchkis and Wiley (the "Advisor") under procedures established by the Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation.

FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in U.S. dollars. For the International Fund and the Global Equity Fund, foreign currency transactions are translated into U.S. dollars on the following basis:
(i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The International Fund and the Global Equity Fund do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the International Fund and the Global Equity Fund do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising from trade date and settlement date differences.

FORWARD CURRENCY EXCHANGE CONTRACTS: The International Fund and the Global Equity Fund utilize forward currency exchange contracts for the purpose of hedging foreign currency risk. At December 31, 1998 all of the open forward contracts are hedging foreign currency risk on unsettled trades. Under these contracts, they are obligated to exchange currencies at specific future dates. Risks arise from the possible inability of counter-parties to meet the terms of their contracts and from movements in currency values.

FEDERAL INCOME TAXES: It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

EXPENSE ALLOCATION: Common expenses incurred by the Funds are allocated among the Funds based upon (i) relative average net assets, (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure.

RESTRICTED SECURITIES: The Small Cap, Balanced, Total Return Bond, Low Duration and Short-Term Investment Funds own investment securities which

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
December 31, 1998

are unregistered and thus restricted as to resale. These securities are valued by the Funds after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, the Funds have the right to include these securities in such registration, generally without cost to the Funds. The Funds have no right to require registration of unregistered securities. At December 31, 1998, the Balanced, Total Return Bond, Low Duration and Short-Term Investment Funds had restricted securities with an aggregate market value of $7,523,478, $6,034,294, $49,868,750 and $3,139,623, respectively, representing 7.0%, 7.0%, 12.9% and
7.3% of the net assets of each Fund, respectively.

WHEN-ISSUED SECURITIES: The Funds may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date, generally within 45 days. The Funds record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Funds segregate and maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and paid monthly for the Total Return Bond, Low Duration and Short-Term Investment Funds, declared and paid quarterly for the Balanced and Equity Income Funds, declared and paid semi-annually for the Mid-Cap, International and Global Equity Funds and declared and paid annually for the Small Cap Fund. Distributions of net realized capital gains, if any, will be declared at least annually.

OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to paid in capital.

--------------------------------------------------------------------------------

NOTE 2.

INVESTMENT ADVISORY AGREEMENTS. Each Fund has an investment advisory agreement with the Advisor with whom certain officers and Trustees of the Trust are affiliated. The Advisor is a division of Merrill Lynch Asset Management, L.P., an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. The Advisor has voluntarily agreed to pay all operating expenses in excess of the annual rates presented below as applied to each Fund's daily net assets. For the six months ended December 31, 1998, the Advisor reimbursed the following expenses:

                              Equity Income    Mid-Cap    Small Cap    International    Global Equity    Balanced
                                  Fund          Fund        Fund           Fund             Fund           Fund
                              -----------------------------------------------------------------------------------
ANNUAL ADVISORY RATE........    0.75%           0.75%        0.75%        0.75%           0.75%           0.75%
ANNUAL CAP ON EXPENSES......    1.00%           1.00%        1.00%        1.00%           1.00%           1.00%
EXPENSES REIMBURSED.........     $0            $33,567     $66,764           $0          $41,288             $0

                                                    Total Return       Low Duration         Short-Term
                                                     Bond Fund             Fund           Investment Fund
                                                    -----------------------------------------------------
ANNUAL ADVISORY RATE............................      0.55%              0.46%               0.40%
ANNUAL CAP ON EXPENSES..........................      0.65%              0.58%               0.48%
EXPENSES REIMBURSED.............................     $32,888            $8,181              $46,293

The International Fund paid commissions on Fund transactions to an affiliated broker in the amount of $123,772 during the six months ended December 31, 1998.

As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Trustees of the Funds has adopted procedures which allow the Funds, under certain conditions described in the Rule, to acquire newly-issued securities from a member of an underwriting group in which an affiliated underwriter participates.

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
December 31, 1998

NOTE 3.

SECURITIES TRANSACTIONS. Purchases and sales of investment securities, other than short-term investments, for the six months ended December 31, 1998 were as follows:

                                          Purchases                                  Sales
                              ----------------------------------       ----------------------------------
Fund                          U.S. Government          Other           U.S. Government          Other
---------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND.........              --         $ 13,897,958                  --         $ 19,988,573
MID-CAP FUND...............              --            2,916,419                  --            3,033,825
SMALL CAP FUND.............              --           15,681,804                  --           35,341,287
INTERNATIONAL FUND.........              --          385,760,727                  --          316,342,332
GLOBAL EQUITY FUND.........              --            1,925,325                  --            1,754,186
BALANCED FUND..............    $ 52,695,248           14,644,483        $ 40,785,903           18,507,308
TOTAL RETURN BOND FUND.....      75,437,298           26,936,804          45,413,102           16,634,774
LOW DURATION FUND..........     295,277,222           98,470,213         157,850,373           81,858,451
SHORT-TERM INVESTMENT
  FUND.....................      22,511,734           10,204,549          16,812,014            7,766,434

As of December 31, 1998, unrealized appreciation (depreciation) for federal income tax purposes was as follows:

                                                 Net Appreciation       Appreciated         Depreciated
Fund                                              (Depreciation)         Securities         Securities
--------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND...........................      $ 31,152,262         $ 40,607,659       $  (9,455,397)
MID-CAP FUND.................................          (956,884)             448,305          (1,405,189)
SMALL CAP FUND...............................       (16,833,087)           4,466,196         (21,299,283)
INTERNATIONAL FUND...........................        96,409,216          232,971,476        (136,562,260)
GLOBAL EQUITY FUND...........................           173,051              965,336            (792,285)
BALANCED FUND................................         5,842,943            9,681,971          (3,839,028)
TOTAL RETURN BOND FUND.......................           649,788            1,300,740            (650,952)
LOW DURATION FUND............................        (1,978,311)           2,395,387          (4,373,698)
SHORT-TERM INVESTMENT FUND...................          (132,953)             126,379            (259,332)

At December 31, 1998, the cost of investments for federal income tax purposes was $131,093,037, $7,104,388, $70,128,731, $1,315,680,836, $6,930,035,
$102,062,636, $94,276,134,

--------------------------------------------------------------------------------

$413,520,905 and $43,482,325 for the Equity Income, Mid-Cap, Small Cap, International, Global Equity, Balanced, Total Return Bond, Low Duration and Short-Term Investment Funds, respectively. Any differences between book and tax are due primarily to wash sale losses and REIT return of capital distributions. In addition, the cost basis differences in the International Fund and Global Equity Fund are due to mark-to-market adjustments for passive foreign investment companies.

Financial Highlights
--------------------------------------------------------------------------------
EQUITY INCOME FUND

                                     Six Months Ended                  Year Ended June 30,
                                     December 31, 1998      ------------------------------------------
                                        (Unaudited)          1998     1997     1996     1995     1994
                                     -----------------------------------------------------------------
Net Asset Value, Beginning of
  Year..............................     $  22.02           $21.25   $18.91   $17.24   $15.07   $15.50
                                         --------           ------   ------   ------   ------   ------
  Income from Investment Operations:
     Net investment income..........         0.20             0.46     0.49     0.45(1)  0.49     0.46
     Net realized and unrealized
       gain (loss) on investments...        (0.83)            4.02     4.15     2.89     2.48     0.10
                                         --------           ------   ------   ------   ------   ------
     Total from investment
       operations...................        (0.63)            4.48     4.64     3.34     2.97     0.56
                                         --------           ------   ------   ------   ------   ------
  Less Distributions:
     Dividends (from net investment
       income)......................        (0.20)           (0.46)   (0.48)   (0.57)   (0.44)   (0.46)
     Distributions (from realized
       gains).......................        (2.88)           (3.25)   (1.82)   (1.10)   (0.36)   (0.53)
                                         --------           ------   ------   ------   ------   ------
     Total distributions............        (3.08)           (3.71)   (2.30)   (1.67)   (0.80)   (0.99)
                                         --------           ------   ------   ------   ------   ------
Net Asset Value, End of Year........     $  18.31           $22.02   $21.25   $18.91   $17.24   $15.07
                                         ========           ======   ======   ======   ======   ======
Total Return........................        (2.62)%++        22.60%   26.15%   20.04%   20.49%    3.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (millions)........................       $157.9           $175.3   $185.9   $182.5   $127.1    $87.2
Ratio of expenses to average net
  assets:
     Before expense reimbursement...         0.91%+           0.87%    0.88%    0.98%    1.02%    1.05%
     After expense reimbursement....         0.91%+           0.87%    0.88%    0.98%    1.00%    1.00%
Ratio of net investment income to
  average net assets:
     Before expense reimbursement...         2.06%+           1.99%    2.49%    2.56%    3.11%    2.85%
     After expense reimbursement....         2.06%+           1.99%    2.49%    2.56%    3.14%    2.90%
Portfolio turnover rate.............            9%++            23%      44%      24%      50%      36%

(1) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(+)  Annualized.
(++) Not Annualized.

                     See Notes to the Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
MID-CAP FUND

                                                          Six Months
                                                             Ended            Year Ended      January 2, 1997*
                                                       December 31, 1998       June 30,           through
                                                          (Unaudited)            1998          June 30, 1997
                                                       -----------------      ----------      ----------------
Net Asset Value, Beginning of Period..................      $12.92              $11.65             $10.00
                                                            ------              ------             ------
  Income from Investment Operations:
     Net investment income............................        0.07                0.13               0.07
     Net realized and unrealized gain (loss) on
       investments....................................       (1.62)               1.60               1.64
                                                            ------              ------             ------
     Total from investment operations.................       (1.55)               1.73               1.71
                                                            ------              ------             ------
  Less Distributions:
     Dividends (from net investment income)...........          --               (0.14)             (0.06)
     Distributions (from realized gains)..............       (1.51)              (0.32)                --
                                                            ------              ------             ------
     Total distributions..............................       (1.51)              (0.46)             (0.06)
                                                            ------              ------             ------
Net Asset Value, End of Period........................      $ 9.86              $12.92             $11.65
                                                            ======              ======             ======
Total Return..........................................      (11.76)%++           15.00%             17.15%++
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)..................       $6.1                $7.5               $2.0
Ratio of expenses to average net assets:
     Before expense reimbursement.....................        2.05%+              2.72%              8.26%+
     After expense reimbursement......................        1.00%+              1.00%              1.00%+
Ratio of net investment income (loss) to average net
  assets:
     Before expense reimbursement.....................        0.29%+             (0.52)%            (5.39)%+
     After expense reimbursement......................        1.34%+              1.20%              1.87%+
Portfolio turnover rate...............................          48%++               71%                23%++

*  Commencement of operations.
(+)  Annualized.
(++) Not Annualized.

                     See Notes to the Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
SMALL CAP FUND

                                     Six Months Ended                     Year Ended June 30,
                                     December 31, 1998   ------------------------------------------------------
                                        (Unaudited)       1998        1997        1996        1995        1994
                                     --------------------------------------------------------------------------
Net Asset Value, Beginning of
  Year..............................      $ 26.48        $23.83      $21.33      $21.53      $19.53      $19.88
                                          -------        ------      ------      ------      ------      ------
  Income from Investment Operations:
     Net investment income (loss)...        (0.05)        (0.06)(1)    0.03        0.05(1)    (0.06)      (0.01)
     Net realized and unrealized
       gain (loss) on investments...        (5.42)         5.13        5.62        2.80        2.84        0.78
                                          -------        ------      ------      ------      ------      ------
     Total from investment
       operations...................        (5.47)         5.07        5.65        2.85        2.78        0.77
                                          -------        ------      ------      ------      ------      ------
  Less Distributions:
     Dividends (from net investment
       income)......................           --         (0.05)      (0.09)         --          --       (0.20)
     Distributions (from realized
       gains).......................        (1.53)        (2.37)      (3.06)      (3.05)      (0.78)      (0.92)
                                          -------        ------      ------      ------      ------      ------
     Total distributions............        (1.53)        (2.42)      (3.15)      (3.05)      (0.78)      (1.12)
                                          -------        ------      ------      ------      ------      ------
Net Asset Value, End of Year........      $ 19.48        $26.48      $23.83      $21.33      $21.53      $19.53
                                          =======        ======      ======      ======      ======      ======
Total Return........................       (20.54)%++     22.24%      29.74%      14.24%      14.79%       3.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (millions)........................        $56.2         $94.9       $27.5       $16.5       $20.5       $13.1
Ratio of expenses to average net
  assets:
     Before expense reimbursement...         1.20%+        0.94%       1.30%       1.21%       1.49%       1.65%
     After expense reimbursement....         1.00%+        0.94%       1.00%       1.00%       1.00%       1.00%
Ratio of net investment income
  (loss) to average net assets:
     Before expense reimbursement...        (0.60)%+      (0.23)%     (0.20)%      0.03%      (0.82)%     (0.71)%
     After expense reimbursement....        (0.40)%+      (0.23)%      0.10%       0.24%      (0.34)%     (0.06)%
Portfolio turnover rate.............           24%++         85%         88%        119%         81%         44%

(1) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(+)  Annualized.
(++) Not Annualized.

                     See Notes to the Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
INTERNATIONAL FUND

                                       Six Months
                                          Ended                     Year Ended June 30,
                                    December 31, 1998   --------------------------------------------
                                       (Unaudited)        1998      1997     1996     1995     1994
                                    ----------------------------------------------------------------
Net Asset Value, Beginning of
  Year............................      $  25.33        $  24.17   $20.44   $17.70   $16.79   $14.63
                                        --------        --------   ------   ------   ------   ------
  Income from Investment
     Operations:
     Net investment income........          0.14            0.59     0.59(1)  0.56(1)  0.28     0.26
     Net realized and unrealized
       gain (loss) on
       investments................         (1.61)           1.23     3.78     2.51     1.52     2.19
                                        --------        --------   ------   ------   ------   ------
     Total from investment
       operations.................         (1.47)           1.82     4.37     3.07     1.80     2.45
                                        --------        --------   ------   ------   ------   ------
  Less Distributions:
     Dividends (from net
       investment income).........         (0.25)          (0.66)   (0.48)   (0.14)   (0.44)   (0.14)
     Distributions (from realized
       gains).....................         (0.33)             --    (0.16)   (0.19)   (0.45)   (0.15)
                                        --------        --------   ------   ------   ------   ------
     Total distributions..........         (0.58)          (0.66)   (0.64)   (0.33)   (0.89)   (0.29)
                                        --------        --------   ------   ------   ------   ------
Net Asset Value, End of Year......      $  23.28        $  25.33   $24.17   $20.44   $17.70   $16.79
                                        ========        ========   ======   ======   ======   ======
Total Return......................        (5.70%)++         7.77%   21.59%   18.61%   11.08%   16.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (millions)......................      $1,402.2        $1,476.8   $888.5   $331.0    $51.5    $26.0
Ratio of expenses to average net
  assets:
     Before expense
       reimbursement..............          0.93%+          0.89%    1.07%    1.11%    1.39%    1.61%
     After expense
       reimbursement..............          0.93%+          0.89%    1.00%    1.00%    1.00%    1.00%
Ratio of net investment income to
  average net assets:
     Before expense
       reimbursement..............          1.14%+          2.32%    2.59%    2.67%    2.45%    2.01%
     After expense
       reimbursement..............          1.14%+          2.32%    2.66%    2.78%    2.83%    2.62%
Portfolio turnover rate...........            24%++           20%      18%      12%      24%      23%

(1) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(+)  Annualized.
(++) Not Annualized.

                     See Notes to the Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
GLOBAL EQUITY FUND

                                                         Six Months
                                                            Ended                               January 2, 1997*
                                                      December 31, 1998       Year Ended            through
                                                         (Unaudited)         June 30, 1998       June 30, 1997
                                                      -----------------      -------------      ----------------
Net Asset Value, Beginning of Period.................      $11.38               $11.09               $10.00
                                                           ------               ------               ------
  Income from Investment Operations:
     Net investment income...........................        0.07                 0.28                 0.14
     Net realized and unrealized gain (loss) on
       investments...................................       (0.63)                0.51                 1.09
                                                           ------               ------               ------
     Total from investment operations................       (0.56)                0.79                 1.23
                                                           ------               ------               ------
  Less Distributions:
     Dividends (from net investment income)..........       (0.11)               (0.32)               (0.14)
     Distributions (from realized gains).............       (0.02)               (0.18)                  --
                                                           ------               ------               ------
     Total distributions.............................       (0.13)               (0.50)               (0.14)
                                                           ------               ------               ------
Net Asset Value, End of Period.......................      $10.69               $11.38               $11.09
                                                           ======               ======               ======
Total Return.........................................       (4.84)%++             7.61%               12.32%++
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions).................        $7.2                 $7.3                 $3.7
Ratio of expenses to average net assets:
     Before expense reimbursement....................        2.20%+               2.88%                4.43%+
     After expense reimbursement.....................        1.00%+               1.00%                1.00%+
Ratio of net investment income to average net assets:
     Before expense reimbursement....................        0.21%+               0.00%                0.07%+
     After expense reimbursement.....................        1.41%+               1.88%                3.50%+
Portfolio turnover rate..............................          26%++                54%                  18%++

*  Commencement of operations.
(+)  Annualized.
(++) Not Annualized.

                     See Notes to the Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
BALANCED FUND

                                    Six Months Ended                      Year Ended June 30,
                                    December 31, 1998   --------------------------------------------------------
                                       (Unaudited)       1998        1997         1996         1995        1994
                                    ----------------------------------------------------------------------------
Net Asset Value, Beginning of
  Year.............................      $19.84         $19.38      $ 18.27      $ 16.74      $15.71      $16.69
                                         ------         ------      -------      -------      ------      ------
  Income from Investment
     Operations:
     Net investment income.........        0.39           0.89         0.90(1)      0.94        0.89        0.89
     Net realized and unrealized
       gain (loss) on
       investments.................       (0.39)          1.58         1.86         1.53        1.53       (0.27)
                                         ------         ------      -------      -------      ------      ------
     Total from investment
       operations..................        0.00           2.47         2.76         2.47        2.42        0.62
                                         ------         ------      -------      -------      ------      ------
  Less Distributions:
     Dividends (from net investment
       income).....................       (0.38)         (0.90)       (0.99)       (0.92)      (0.80)      (0.94)
     Distributions (from realized
       gains)......................       (0.82)         (1.11)       (0.66)       (0.02)      (0.57)      (0.66)
     Return of capital.............          --             --           --           --       (0.02)         --
                                         ------         ------      -------      -------      ------      ------
     Total distributions...........       (1.20)         (2.01)       (1.65)       (0.94)      (1.39)      (1.60)
                                         ------         ------      -------      -------      ------      ------
Net Asset Value, End of Year.......      $18.64         $19.84      $ 19.38      $ 18.27      $16.74      $15.71
                                         ======         ======      =======      =======      ======      ======
Total Return.......................        0.07%++       13.29%       15.75%       15.04%      16.40%       3.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (millions).......................        $107.2       $104.6        $90.2        $70.6       $32.1       $36.0
Ratio of expenses to average net
  assets:
     Before expense
       reimbursement...............        0.95%+         0.93%        0.98%        1.06%       1.19%       1.20%
     After expense reimbursement...        0.95%+         0.93%        0.98%        1.00%       1.00%       1.00%
Ratio of net investment income to
  average net assets:
     Before expense
       reimbursement...............        4.11%+         4.49%        4.77%        5.20%       5.44%       5.04%
     After expense reimbursement...        4.11%+         4.49%        4.77%        5.26%       5.63%       5.24%
Portfolio turnover rate............          57%++         121%         117%          92%         51%         97%

(1) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(+)  Annualized.
(++) Not Annualized.

                     See Notes to the Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND

                                     Six Months Ended            Year Ended June 30,            December 6, 1994*
                                     December 31, 1998      ------------------------------           through
                                        (Unaudited)          1998        1997        1996         June 30, 1995
                                     ----------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................       $13.46            $13.04      $12.78      $12.94           $12.00
                                          ------            ------      ------      ------           ------
  Income from Investment
     Operations:
     Net investment income.........         0.39              0.89        0.99        0.84(1)          0.46
     Net realized and unrealized
       gain on investments.........         0.17              0.50        0.30        0.06             0.94
                                          ------            ------      ------      ------           ------
     Total from investment
       operations..................         0.56              1.39        1.29        0.90             1.40
                                          ------            ------      ------      ------           ------
  Less Distributions:
     Dividends (from net investment
       income).....................        (0.47)            (0.97)      (0.92)      (0.93)           (0.46)
     Distributions (from realized
       gains)......................        (0.10)               --       (0.11)      (0.13)              --
                                          ------            ------      ------      ------           ------
     Total distributions...........        (0.57)            (0.97)      (1.03)      (1.06)           (0.46)
                                          ------            ------      ------      ------           ------
Net Asset Value, End of Period.....       $13.45            $13.46      $13.04      $12.78           $12.94
                                          ======            ======      ======      ======           ======
Total Return.......................         4.19%++          11.04%      10.48%       7.05%           11.88%++
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (millions).......................        $86.6            $ 45.2       $14.3       $43.4            $15.3
Ratio of expenses to average net
  assets:
     Before expense
       reimbursement...............         0.75%+            1.02%       0.95%       0.98%            2.93%+
     After expense reimbursement...         0.65%+            0.65%       0.65%       0.68%            0.80%+
Ratio of net investment income to
  average net assets:
     Before expense
       reimbursement...............         5.66%+            6.28%       6.78%       6.86%            4.92%+
     After expense reimbursement...         5.76%+            6.65%       7.08%       7.16%            7.05%+
Portfolio turnover rate............          101%++            195%        173%         51%              68%++

*  Commencement of operations.
(1) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(+)  Annualized.
(++) Not Annualized.

                     See Notes to the Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
LOW DURATION FUND

                                            Six Months
                                               Ended                    Year Ended June 30,
                                         December 31, 1998   ------------------------------------------
                                            (Unaudited)       1998     1997     1996     1995     1994
                                         --------------------------------------------------------------
Net Asset Value, Beginning of Year.....       $10.20         $10.23   $10.12   $10.15   $ 9.93   $10.00
                                              ------         ------   ------   ------   ------   ------
  Income from Investment Operations:
     Net investment income.............         0.29           0.66     0.66     0.68     0.75     0.77
     Net realized and unrealized gain
       (loss) on investments...........        (0.06)          0.05     0.10     0.06     0.23     0.11
                                              ------         ------   ------   ------   ------   ------
     Total from investment
       operations......................         0.23           0.71     0.76     0.74     0.98     0.88
                                              ------         ------   ------   ------   ------   ------
  Less Distributions:
     Dividends (from net investment
       income).........................        (0.33)         (0.68)   (0.64)   (0.72)   (0.75)   (0.77)
     Distributions (from realized
       gains)..........................        (0.02)         (0.06)   (0.01)   (0.05)   (0.01)   (0.18)
                                              ------         ------   ------   ------   ------   ------
     Total distributions...............        (0.35)         (0.74)   (0.65)   (0.77)   (0.76)   (0.95)
                                              ------         ------   ------   ------   ------   ------
Net Asset Value, End of Year...........       $10.08         $10.20   $10.23   $10.12   $10.15   $ 9.93
                                              ======         ======   ======   ======   ======   ======
Total Return...........................         2.29%++        7.19%    7.79%    7.47%   10.23%    9.02%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions).....         $385.9       $253.2   $171.2   $189.2   $123.3    $36.5
Ratio of expenses to average net
  assets:
     Before expense reimbursement......         0.58%+         0.65%    0.66%    0.60%    0.75%    1.10%
     After expense reimbursement.......         0.58%+         0.58%    0.58%    0.58%    0.58%    0.58%
Ratio of net investment income to
  average net assets:
     Before expense reimbursement......         5.82%+         6.39%    6.26%    7.07%    7.43%    6.82%
     After expense reimbursement.......         5.82%+         6.46%    6.34%    7.09%    7.61%    7.34%
Portfolio turnover rate................           79%++         119%     202%      50%      71%     254%

(+)  Annualized.
(++) Not Annualized.

                     See Notes to the Financial Statements

Financial Highlights
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT FUND

                                        Six Months Ended                  Year Ended June 30,
                                        December 31, 1998      ------------------------------------------
                                           (Unaudited)          1998     1997     1996     1995     1994
                                        -----------------------------------------------------------------
Net Asset Value, Beginning of Year.....      $10.13            $10.15   $10.17   $10.12   $10.21   $10.00
                                             ------            ------   ------   ------   ------   ------
  Income from Investment Operations:
     Net investment income.............        0.31              0.63     0.58     0.66     0.66     0.53
     Net realized and unrealized gain
       (loss) on investments...........       (0.06)             0.00    (0.01)    0.05    (0.09)    0.21
                                             ------            ------   ------   ------   ------   ------
     Total from investment
       operations......................        0.25              0.63     0.57     0.71     0.57     0.74
                                             ------            ------   ------   ------   ------   ------
  Less Distributions:
     Dividends (from net investment
       income).........................       (0.31)            (0.65)   (0.59)   (0.66)   (0.66)   (0.53)
     Return of capital.................          --                --       --    (0.00)      --       --
                                             ------            ------   ------   ------   ------   ------
     Total distributions...............       (0.31)            (0.65)   (0.59)   (0.66)   (0.66)   (0.53)
                                             ------            ------   ------   ------   ------   ------
Net Asset Value, End of Year...........      $10.07            $10.13   $10.15   $10.17   $10.12   $10.21
                                             ======            ======   ======   ======   ======   ======
Total Return...........................        2.54%++           6.37%    5.77%    7.23%    5.78%    7.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions).....         $43.0           $28.0    $21.7    $18.7    $19.8    $10.5
Ratio of expenses to average net
  assets:
     Before expense reimbursement......        0.72%+            0.92%    0.96%    0.88%    1.26%    2.06%
     After expense reimbursement.......        0.48%+            0.48%    0.48%    0.48%    0.48%    0.48%
Ratio of net investment income to
  average net assets:

     Before expense reimbursement......        5.64%+            5.92%    5.34%    6.15%    5.74%    4.16%

     After expense reimbursement.......        5.88%+            6.36%    5.82%    6.55%    6.52%    5.74%
Portfolio turnover rate................          91%++            121%     154%      60%      81%     135%

(+)  Annualized.
(++) Not Annualized.

                     See Notes to the Financial Statements